--------------------------------------------------------------------------------
                       Semi-Annual Report to Shareholders
--------------------------------------------------------------------------------

                                 [LOGO OMITTED]
                                 PITCAIRN FUNDS

                             Diversified Value Fund

                                Select Value Fund

                              Small Cap Value Fund

                             Diversified Growth Fund

                               Select Growth Fund

                                 Small Cap Fund

                       Family Heritage[REGISTERED MARK] Fund

                            International Equity Fund

                                Taxable Bond Fund

                              Tax-Exempt Bond Fund


--------------------------------------------------------------------------------
                                 April 30, 2002
--------------------------------------------------------------------------------

                        TABLE OF CONTENTS
                       -------------------



Letter to Shareholders ...............................................  1

Statements of Net Assets/Schedules of Investments
     Diversified Value Fund ..........................................  2

     Select Value Fund ...............................................  5

     Small Cap Value Fund ............................................  6

     Diversified Growth Fund .........................................  9

     Select Growth Fund .............................................. 11

     Small Cap Fund .................................................. 12

     Family Heritage[REGISTERED MARK]Fund ............................ 15

     International Equity Fund ....................................... 17

     Taxable Bond Fund ............................................... 19

     Tax-Exempt Bond Fund ............................................ 21

Statements of Assets and Liabilities ................................. 27

Statements of Operations ............................................. 28

Statements of Changes in Net Assets .................................. 30

Financial Highlights ................................................. 34

Notes to Financial Statements ........................................ 41


--------------------------------------------------------------------------------
              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.
--------------------------------------------------------------------------------

            Must be preceded or accompanied by a current prospectus.

Dear Pitcairn Funds Shareholder:

Following the events of September 2001, the U.S. economy and financial markets showed their resiliency by embarking on a recovery. In fact, following a decline in the third calendar quarter of 2001, real GDP grew by 1.7% in the fourth quarter and by a strong 5.8% in the first calendar quarter of 2002. While employment continued to weaken, the most noteworthy development of the last six months has been strikingly strong growth in productivity. Output per hour grew at an annual rate of over 8% in the first three months of 2002. As activity improved, interest rates rose, reflecting higher real interest rates as well as a let up in the deflationary conditions which seemed to be taking hold in early 2001.

FINANCIAL MARKETS IN REVIEW
The first half of fiscal 2002 (November 1, 2001 to April 30, 2002) was made up of two somewhat different quarters. Buoyed by increased liquidity as the Fed fought the effects of the recession and the attacks in September, the U.S. stock market got off to a reasonably strong start. For the three months ending January 31, the Wilshire 5000 Total Market Index produced a return of 8.22%. Then, as questions about the strong recovery coupled with concerns about corporate accounting in the wake of the Enron debacle, the index declined in the second fiscal quarter experiencing a negative return of -2.76% and bringing the return for the first half of the fiscal year to 5.24%.

Once again, the spread in returns between market segments was noteworthy. While large cap stocks, as indicated by the Russell 1000[REGISTERED MARK] Index, were up 7.46% in the first fiscal quarter, they declined by 3.81% in the second fiscal quarter for a net return of 3.38% for the six months ended April 30, 2002. On the other hand, small cap stocks had the advantage with a return on the Russell 2000[REGISTERED MARK] Index in the quarter ended January 31 of 13.20% and a return of 6.04% in the quarter ended April 30. Combined, small cap stocks produced a strong 20.03% return for the first six months of fiscal 2002.

Returns for the growth and value segments of the U.S. market were somewhat balanced in the first fiscal quarter, especially in the large cap area. However, in the second fiscal quarter, growth stocks underperformed by a wide margin as concerns about overcapacity and the earnings outlook impacted selected technology and telecommunications industries.

Similar to the U.S. stock market, fixed income returns have also varied by quarter. In the first fiscal quarter, total returns suffered as interest rates rose in reaction to a strengthening economy and stock market. However, in the second fiscal quarter, fixed income markets were steadier as it became apparent that economic activity was moderating. Overall for the period, the tax-exempt segment outpaced the taxable bond segment.

PITCAIRN FUNDS
The Pitcairn Funds' experience was not unlike the securities markets in that the vast majority of the funds outperformed in one of the two quarters. Only one, Small Cap Value, lagged its benchmark for both fiscal quarters. The primary reason was that the Fund, while true to its benchmark in terms of sector exposure and valuation, had a better profile in terms of earnings growth. Over the last six months, however, it has actually been lower growth companies that have outperformed.

CHANGES TO SMALL CAP GROWTH FUND
Finally, the Trustees of the Pitcairn Funds recently approved changes to the investment strategy and management of the Small Cap Growth Fund. Under its new name, the Small Cap Fund will focus on stocks of small capitalization companies, reflecting a blend of both growth and value stocks. The Fund's goal is to outperform the Russell 2000[REGISTERED MARK] Index. The change was effective at the beginning of May. We believe shareholders will benefit from a more efficient delivery of small cap as a core investment strategy.

In managing the Pitcairn Funds, we will continue to focus on adding value for our shareholders through the consistent application of our research processes while assuring that each portfolio remains true to its strategic mission. We thank you for your investment in the Pitcairn Funds.

Sincerely,

/s/Jack Yates, III

Jack Yates, III
Executive Vice President
Chief Investment Officer

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2002



DIVERSIFIED VALUE FUND
-------------------------------------------------------------
                                       SHARES     VALUE (000)
-------------------------------------------------------------
COMMON STOCK (99.1%)
ALCOHOL (1.0%)
   Anheuser-Busch                      28,365     $   1,503
                                                  ---------
APPAREL/TEXTILES (0.7%)
   Jones Apparel Group*                28,030         1,092
                                                  ---------
BANKS (16.7%)
   Bank of America                     46,375         3,361
   Bank of New York                    24,810           908
   Bank One                            35,480         1,450
   BB&T                                43,030         1,639
   Citigroup                          135,762         5,879
   FleetBoston Financial               48,200         1,701
   JP Morgan Chase                     76,096         2,671
   Mellon Financial                    33,695         1,272
   North Fork Bancorporation           34,430         1,330
   US Bancorp                          75,880         1,798
   Wells Fargo                         49,288         2,521
                                                  ---------
                                                     24,530
                                                  ---------
CHEMICALS (1.5%)
   Dow Chemical                        17,020           541
   EI du Pont de Nemours               36,655         1,631
                                                  ---------
                                                      2,172
                                                  ---------
CLOTHING STORES (0.8%)
   Talbots+                            34,770         1,196
                                                  ---------
COMPUTER HARDWARE (1.3%)
   Compaq Computer                     55,940           568
   Hewlett-Packard                     59,208         1,012
   Pitney Bowes                         8,170           344
                                                  ---------
                                                      1,924
                                                  ---------
COMPUTER SOFTWARE (1.6%)
   Computer Associates International   28,050           522
   International Business Machines     21,240         1,779
                                                  ---------
                                                      2,301
                                                  ---------
CONSTRUCTION (0.4%)
   Quanta Services*+                   35,450           594
                                                  ---------
DEFENSE & AEROSPACE (2.8%)
   Boeing                              24,835         1,108
   General Dynamics                    17,535         1,702
   Honeywell International             34,075         1,250
                                                  ---------
                                                      4,060
                                                  ---------
DEPARTMENT STORES (1.4%)
   Federated Department Stores*        52,680         2,093
                                                  ---------


--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
DRUGS (2.3%)
   Bristol-Myers Squibb                16,955     $     489
   Johnson & Johnson                   22,412         1,431
   Merck                               28,065         1,525
                                                  ---------
                                                      3,445
                                                  ---------
ELECTRICAL UTILITIES (4.8%)
   Allegheny Energy                    53,460         2,241
   American Electric Power             29,000         1,328
   Pinnacle West Capital               20,500           898
   TXU+                                29,826         1,623
   Wisconsin Energy                    38,685         1,006
                                                  ---------
                                                      7,096
                                                  ---------
ELECTRONIC EQUIPMENT (1.5%)
   Dover                               29,265         1,090
   Motorola                            42,840           660
   Tektronix*                          19,015           418
                                                  ---------
                                                      2,168
                                                  ---------
ENERGY RESERVES (7.9%)
   Amerada Hess                        14,048         1,080
   EOG Resources                       39,540         1,682
   Exxon Mobil                        178,535         7,172
   Noble Affiliates+                   43,750         1,708
                                                  ---------
                                                     11,642
                                                  ---------
FINANCIAL SERVICES (3.7%)
   American Express                    44,940         1,843
   Fannie Mae                          32,849         2,593
   Marsh & McLennan                     9,735           984
                                                  ---------
                                                      5,420
                                                  ---------
FOOD & BEVERAGE (2.6%)
   Conagra Foods                       45,891         1,124
   HJ Heinz                            10,544           443
   McCormick                           40,958         1,050
   Supervalu                           38,355         1,151
                                                  ---------
                                                      3,768
                                                  ---------
FORESTRY & PAPER (1.7%)
   Bemis                               36,530         1,945
   Weyerhaeuser                         9,915           591
                                                  ---------
                                                      2,536
                                                  ---------
GAS UTILITIES (0.7%)
   KeySpan+                            29,550         1,043
                                                  ---------
HEAVY ELECTRICAL EQUIPMENT (2.2%)
   3M                                  15,675         1,972
   Emerson Electric                    23,460         1,253
                                                  ---------
                                                      3,225
                                                  ---------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
HOME PRODUCTS (4.1%)
   Fortune Brands                      30,755     $   1,607
   Procter & Gamble                    48,640         4,390
                                                  ---------
                                                      5,997
                                                  ---------
HOTELS (1.1%)
   Starwood Hotels & Resorts
     Worldwide                         42,305         1,599
                                                  ---------
INDUSTRIAL PARTS (1.9%)
   United Technologies                 19,360         1,359
   Illinois Tool Works                 19,130         1,379
                                                  ---------
                                                      2,738
                                                  ---------
INFORMATION SERVICES (0.4%)
   Electronic Data Systems             10,000           543
                                                  ---------
LEISURE (1.1%)
   Callaway Golf+                      90,230         1,588
                                                  ---------
LIFE & HEALTH INSURANCE (1.2%)
   Torchmark                           42,375         1,733
                                                  ---------
MEDIA (2.8%)
   Entercom Communications*+           20,150         1,053
   Liberty Media, Cl A*                76,290           816
   Walt Disney                         99,380         2,304
                                                  ---------
                                                      4,173
                                                  ---------
MEDICAL PRODUCTS & SERVICES (1.9%)
   Dentsply International              38,205         1,516
   Kimberly-Clark                      20,425         1,330
                                                  ---------
                                                      2,846
                                                  ---------
MEDICAL SERVICES (1.8%)
   UnitedHealth Group                  30,205         2,652
                                                  ---------
METALS & MINING (0.6%)
   Alcoa                               24,005           817
                                                  ---------
MOTOR VEHICLES & PARTS (1.5%)
   Ford Motor                          43,440           695
   Lear*                               30,150         1,550
                                                  ---------
                                                      2,245
                                                  ---------
OIL REFINING (2.7%)
   ChevronTexaco                       28,855         2,502
   Marathon Oil                        49,176         1,429
                                                  ---------
                                                      3,931
                                                  ---------
PROPERTY & CASUALTY (4.0%)
   Allstate                            44,775         1,779
   American International Group        30,060         2,078
   St Paul Companies                   39,680         1,977
                                                  ---------
                                                      5,834
                                                  ---------

-------------------------------------------------------------
                                       SHARES     VALUE (000)
-------------------------------------------------------------
PUBLISHING (0.6%)
   New York Times, Cl A                19,030     $     886
                                                  ---------
RAILROADS (0.7%)
   Norfolk Southern                    45,000           964
                                                  ---------
REAL ESTATE INVESTMENT TRUSTS (1.9%)
   AMB Property+                       49,890         1,399
   Apartment Investment &
     Management, Cl A                  26,850         1,318
                                                  ---------
                                                      2,717
                                                  ---------
RESTAURANTS (1.4%)
   Brinker International*+             58,915         2,029
                                                  ---------
SEMICONDUCTORS (0.4%)
   Intel                                    1            --
   LSI Logic*                          40,000           514
                                                  ---------
                                                        514
                                                  ---------
SECURITIES & ASSET MANAGEMENT (2.6%)
   Lehman Brothers Holdings            13,500           797
   Merrill Lynch                       33,010         1,384
   Morgan Stanley Dean Witter          34,505         1,647
                                                  ---------
                                                      3,828
                                                  ---------
TELEPHONE (6.3%)
   AT&T                                96,035         1,260
   BellSouth                           73,650         2,235
   CenturyTel                          28,615           793
   SBC Communications                  78,749         2,446
   Verizon Communications              64,069         2,570
                                                  ---------
                                                      9,304
                                                  ---------
THRIFTS (2.2%)
   Sovereign Bancorp                   79,580         1,148
   Washington Mutual                   54,785         2,067
                                                  ---------
                                                      3,215
                                                  ---------
TOBACCO (1.1%)
   Philip Morris                       28,765         1,566
                                                  ---------
TRUCK, SEA & AIR FREIGHT (1.2%)
   FedEx*                              33,160         1,713
                                                    -------
Total Common Stock
     (Cost $142,172)                                145,240
                                                  ---------
REGISTERED INVESTMENT COMPANIES (5.6%)
   iShares[REGISTERED MARK]
     Russell 1000[REGISTERED MARK]
     Value Index Fund                  19,150         1,065
   Northern Institutional Liquid Asset
     Portfolio (A)                  7,167,175         7,167
                                                  ---------
Total Registered Investment Companies
     (Cost $8,235)                                    8,232
                                                  ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2002



DIVERSIFIED VALUE FUND--CONCLUDED
-----------------------------------------------------------------
                                             FACE
                                         AMOUNT (000)  VALUE (000)
-----------------------------------------------------------------
REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley Dean Witter
     1.55%, dated 04/30/02,
     matures 05/01/02, repurchase
     price $351,822 (collateralized
     by various government
     obligations, total market
     value $359,071)                     $352     $     352
                                                  ---------
Total Repurchase Agreement
     (Cost $352)                                        352
                                                  ---------
Total Investments (104.9%)
     (Cost $150,759)                                153,824
                                                  ---------
OTHER ASSETS AND LIABILITIES (-4.9%)
Other Assets                                            183
Payable for Collateral on Securities Loaned          (7,167)
Investment Advisory Fee Payable                         (74)
Shareholder Servicing Fee Payable                       (30)
Other Liabilities                                       (51)
                                                  ---------
Total Other Assets and Liabilities, Net              (7,139)
                                                  ---------
Total Net Assets (100.0%)                          $146,685
                                                  =========
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 14,680,758
   outstanding shares of beneficial interest       $145,348
Undistributed net investment income                     140
Accumulated net realized loss on investments         (1,868)
Net unrealized appreciation on investments            3,065
                                                  ---------
Total Net Assets                                   $146,685
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share                                    $9.99
                                                  =========

* NON-INCOME PRODUCING SECURITY.
+ SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2002 (SEE NOTE 8 IN NOTES
  TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES
    ON LOAN.
CL -- CLASS
AMOUNTS DESIGNATED AS "--" ROUND TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



SELECT VALUE FUND
---------------------------------------------------------------
                                       SHARES      VALUE (000)
---------------------------------------------------------------
COMMON STOCK (98.0%)
AIRLINES (1.4%)
   AMR*                                42,000       $   902
                                                    -------
APPAREL & TEXTILES (4.9%)
   Sara Lee                           147,250         3,119
                                                    -------
BANKS (13.4%)
   BB&T                                85,395         3,252
   FleetBoston Financial               84,540         2,984
   Mercantile Bankshares               55,365         2,279
                                                    -------
                                                      8,515
                                                    -------
CHEMICALS (1.9%)
   Monsanto Company                    39,870         1,228
                                                    -------
CLOTHING STORES (2.4%)
   Talbots                             43,460         1,495
                                                    -------
COMPUTER HARDWARE (2.6%)
   Hewlett-Packard                     97,735         1,671
                                                    -------
DEFENSE & AEROSPACE (2.4%)
   Honeywell International             42,080         1,543
                                                    -------
DRUGS (3.0%)
   Merck                               35,035         1,904
                                                    -------
ELECTRICAL UTILITIES (6.4%)
   Pinnacle West Capital               34,245         1,500
   TXU+                                47,275         2,573
                                                    -------
                                                      4,073
                                                    -------
ENERGY RESERVES (5.8%)
   Exxon Mobil                         60,770         2,441
   Noble Affiliates                    31,450         1,228
                                                    -------
                                                      3,669
                                                    -------
ENVIRONMENTAL SERVICES (2.2%)
   Waste Management                    53,320         1,404
                                                    -------
FINANCIAL SERVICES (3.8%)
   American Express                    58,125         2,384
                                                    -------
FORESTRY & PAPER (2.3%)
   Georgia-Pacific Group               50,480         1,463
                                                    -------
HEAVY ELECTRICAL EQUIPMENT (1.0%)
   Emerson Electric                    11,935           637
                                                    -------
HOME PRODUCTS (2.4%)
   International Flavors & Fragrances  46,265         1,490
                                                    -------
INFORMATION SERVICES (1.4%)
   Electronic Data Systems             15,775           856
                                                    -------
LEISURE (2.7%)
   Callaway Golf+                      97,700         1,719
                                                    -------
LIFE & HEALTH INSURANCE (5.1%)
   Torchmark                           79,470         3,250
                                                    -------
MEDIA (3.3%)
   Walt Disney                         90,980         2,109
                                                    -------
MEDICAL SERVICES (3.4%)
   Health Management Associates,
     Cl A*                             97,500         2,081
                                                    -------


-----------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
-----------------------------------------------------------------
OIL REFINING (2.7%)
   ChevronTexaco                       19,650       $ 1,704
                                                    -------
OIL SERVICES (2.6%)
   ENSCO International+                48,256         1,629
                                                    -------
PROPERTY & CASUALTY INSURANCE (7.6%)
   American International Group        21,850         1,510
   MGIC Investment                     46,010         3,283
                                                    -------
                                                      4,793
                                                    -------
SEMICONDUCTORS (2.2%)
   Advanced Micro Devices*            126,170         1,411
                                                    -------
SPECIALTY RETAIL (3.1%)
   Autozone*                           25,750         1,957
                                                    -------
TELEPHONE (5.1%)
   BellSouth                           34,765         1,055
   SBC Communications                  69,556         2,161
                                                    -------
                                                      3,216
                                                    -------
THRIFTS (2.9%)
   Washington Mutual                   48,840         1,843
                                                    -------
Total Common Stock
     (Cost $56,947)                                  62,065
                                                    -------
REGISTERED INVESTMENT COMPANIES (8.8%)
   iShares[REGISTERED MARK]
     Russell 1000[REGISTERED MARK]
     Value Index Fund                  20,600         1,146
   Northern Institutional Liquid Asset
     Portfolio (A)                  4,460,370         4,460
                                                    -------
Total Registered Investment Companies
     (Cost $5,578)                                    5,606
                                                    -------
REPURCHASE AGREEMENT (1.2%)
   Morgan Stanley Dean Witter
     1.55%, dated 04/30/02,
     matures 05/01/02, repurchase
     price $764,835 (collateralized by
     various government obligations,
     total market value $780,595)        $765           765
                                                    -------
Total Repurchase Agreement
     (Cost $765)                                        765
                                                    -------
Total Investments (108.0%)
     (Cost $63,290)                                  68,436
                                                    -------
OTHER ASSETS AND LIABILITIES (-8.0%)
Other Assets                                          3,780
Payable for Collateral on Securities Loaned          (4,460)
Investment Advisory Fee Payable                         (30)
Shareholder Servicing Fee Payable                       (13)
Other Liabilities                                    (4,322)
                                                    -------
Total Other Assets and Liabilities, Net              (5,045)
                                                    -------
Total Net Assets (100.0%)                           $63,391
                                                    =======

* NON-INCOME PRODUCING SECURITY.
+ SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2002 (SEE NOTE 8 IN NOTES
  TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES
    ON LOAN.
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2002



SMALL CAP VALUE FUND
---------------------------------------------------------------
                                       SHARES      VALUE (000)
---------------------------------------------------------------
COMMON STOCK (93.2%)
ALCOHOL (0.3%)
   Boston Beer, Cl A*+                 15,425       $   224
                                                    -------
APPAREL & TEXTILES (1.7%)
   Albany International, Cl A          24,740           623
   Phillips-Van Heusen                 36,385           554
                                                    -------
                                                      1,177
                                                    -------
BANKS (9.7%)
   BankAtlantic Bancorp, Cl A          44,855           572
   Berkshire Hills Bancorp             34,040           757
   First Bancorp (Puerto Rico)         31,790         1,065
   FirstMerit                          35,235         1,001
   National Penn Bancshares            27,145           733
   Provident Bankshares                61,824         1,611
   Texas Regional Bancshares, Cl A     18,000           900
                                                    -------
                                                      6,639
                                                    -------

CHEMICALS (5.1%)
   Airgas*+                            52,905           872
   Aptargroup                          18,570           690
   Ionics*+                            21,075           632
   RPM                                 76,861         1,303
                                                    -------
                                                      3,497
                                                    -------
CLOTHING STORES (1.7%)
   Burlington Coat Factory Warehouse   11,855           266
   Chico's FAS*+                       24,783           894
                                                    -------
                                                      1,160
                                                    -------
COMPUTER HARDWARE (1.8%)
   SCM Microsystems*+                  55,735           718
   Zebra Technologies, Cl A*            8,895           504
                                                    -------
                                                      1,222
                                                    -------
COMPUTER SOFTWARE (2.3%)
   Eclipsys*+                          23,510           377
   JDA Software Group*                 18,720           566
   MSC.Software*+                      17,070           209
   Titan*+                             16,615           380
                                                    -------
                                                      1,532
                                                    -------
CONSTRUCTION (3.3%)
   American Woodmark                   17,635         1,191
   Catellus Development*               53,740         1,096
                                                    -------
                                                      2,287
                                                    -------
CONSUMER DURABLES (2.2%)
   Furniture Brands International*     37,515         1,532
                                                    -------


--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
DEFENSE & AEROSPACE (0.5%)
   Teledyne Technologies*+             20,530       $   349
                                                    -------
DEPARTMENT STORES (0.5%)
   Dillard's, Cl A                     14,765           362
                                                    -------
DRUGS (1.1%)
   Barr Laboratories*+                 11,400           760
                                                    -------
ELECTRICAL UTILITIES (1.9%)
   Cleco                               39,600           981
   WPS Resources+                       8,100           338
                                                    -------
                                                      1,319
                                                    -------
ELECTRONIC EQUIPMENT (2.3%)
   Andrew*                             45,785           760
   ClearOne Communications*+           28,855           473
   Dionex*+                            14,423           355
                                                    -------
                                                      1,588
                                                    -------
ENERGY RESERVES (1.0%)
   Wiser Oil*                         119,415           709
                                                    -------
FINANCIAL SERVICES (2.1%)
   Apex Mortgage Capital               54,910           678
   Doral Financial                     21,700           758
                                                    -------
                                                      1,436
                                                    -------
FOOD & BEVERAGE (2.5%)
   Dean Foods*                         25,150           931
   United Natural Foods*               31,855           763
                                                    -------
                                                      1,694
                                                    -------
FORESTRY & PAPER (2.0%)
   Chesapeake                          16,245           446
   Glatfelter                          21,255           372
   Rayonier                             9,679           568
                                                    -------
                                                      1,386
                                                    -------
GAS UTILITIES (4.0%)
   American States Water               19,105           743
   New Jersey Resources                21,363           684
   Piedmont Natural Gas                19,395           722
   South Jersey Industries             15,907           565
                                                    -------
                                                      2,714
                                                    -------
GROCERY STORES (0.5%)
   Casey's General Stores              27,700           361
                                                    -------
HEAVY ELECTRICAL EQUIPMENT (1.7%)
   AO Smith                            37,950         1,180
                                                    -------
HOME PRODUCTS (1.2%)
   Alberto-Culver, Cl A                17,130           834
                                                    -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


---------------------------------------------------------------
                                       SHARES      VALUE (000)
---------------------------------------------------------------
HOTELS (2.3%)
   Penn National Gaming*               41,855       $ 1,609
                                                    -------
INDUSTRIAL PARTS (5.1%)
   Circor International                38,610           821
   Donaldson                           25,165         1,086
   Manitowoc+                          36,000         1,573
                                                    -------
                                                      3,480
                                                    -------
INDUSTRIAL SERVICES (1.9%)
   Regis                               21,605           649
   United Rentals*+                    24,772           632
                                                    -------
                                                      1,281
                                                    -------
INFORMATION SERVICES (0.3%)
   Gaiam*+                             14,644           233
                                                    -------
INTERNET SERVICES (0.3%)
   HealthExtras*+                      47,630           220
                                                    -------
LEISURE (0.2%)
   Acres Gaming*+                      32,013           158
                                                    -------
LIFE & HEALTH INSURANCE (2.0%)
   Stancorp Financial Group            23,460         1,372
                                                    -------
MEDIA (0.9%)
   Liberty                             14,091           597
                                                    -------
MEDICAL PRODUCTS (1.6%)
   Cooper+                             15,635           829
   Sola International*                 19,705           283
                                                    -------
                                                      1,112
                                                    -------
METALS & MINING (3.0%)
   Gibraltar Steel                     22,512           515
   Harsco                              28,770         1,223
   Mueller Industries*                  9,885           337
                                                    -------
                                                      2,075
                                                    -------
MOTOR VEHICLES & PARTS (1.7%)
   Gentex*                             13,090           414
   Visteon                             49,945           771
                                                    -------
                                                      1,185
                                                    -------
PROPERTY & CASUALTY INSURANCE (2.1%)
   IPC Holdings*+                      30,900         1,054
   Philadelphia Consolidated Holding*+  9,515           406
                                                    -------
                                                      1,460
                                                    -------
PUBLISHING (1.6%)
   John Wiley & Sons, Cl A             15,995           425
   Scholastic*                         12,930           656
                                                    -------
                                                      1,081
                                                    -------

--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
RAILROADS (1.0%)
   Genesee & Wyoming, Cl A*+           31,200       $   682
                                                    -------
REAL ESTATE INVESTMENT TRUSTS (9.6%)
   Brandywine Realty Trust             21,140           505
   BRE Properties, Cl A                28,200           921
   Heritage Property Investment Trust* 36,342           896
   Kilroy Realty                       26,390           743
   Parkway Properties+                 27,770         1,014
   Reckson Associates Realty           20,110           490
   Rouse                               21,884           708
   SL Green Realty+                    37,125         1,303
                                                    -------
                                                      6,580
                                                    -------
RESTAURANTS (1.9%)
   Applebees International             14,380           561
   CBRL Group                          11,565           351
   Lone Star Steakhouse & Saloon       20,085           392
                                                    -------
                                                      1,304
                                                    -------
SECURITIES &ASSET MANAGEMENT (0.6%)
   Affiliated Managers Group*+          6,165           392
                                                    -------
SEMICONDUCTORS (1.1%)
   Arrow Electronics*                  14,465           382
   Bell Microproducts*                 33,803           399
                                                    -------
                                                        781
                                                    -------
SPECIALTY RETAIL (1.6%)
   Borders Group*                      45,780         1,067
                                                    -------
THRIFTS (3.2%)
   Flagstar Bancorp+                   15,345           454
   MAF Bancorp+                        23,240           862
   Webster Financial                   22,917           908
                                                    -------
                                                      2,224
                                                    -------
TOBACCO (0.4%)
   Standard Commercial                 11,585           239
                                                    -------
TRUCK, SEA & AIR FREIGHT (1.4%)
   Werner Enterprises                  36,393           646
   Yellow*                             10,235           276
                                                    -------
                                                        922
                                                    -------
Total Common Stock
     (Cost $46,853)                                  64,016
                                                    -------
REGISTERED INVESTMENT COMPANIES (17.5%)
   iShares[REGISTERED MARK]
     Dow Jones US Internet Index Fund* 29,193           293
   iShares[REGISTERED MARK]
     Russell 2000[REGISTERED MARK]
     Index Fund                         6,916           700
   iShares[REGISTERED MARK]
     Russell 2000[REGISTERED MARK]
     Value Index Fund                  13,167         1,916
   Northern Institutional Liquid
     Asset Portfolio (A)            9,149,093         9,149
                                                    -------
Total Registered Investment Companies
     (Cost $11,905)                                  12,058
                                                    -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2002



SMALL CAP VALUE FUND--CONCLUDED
--------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
SECURITIES PLEDGED (SOLD SHORT) (0.0%)
   MPS Group*                         221,372     $   1,992
   MPS Group*                        (221,372)       (1,992)
   Wachovia                            52,361         1,992
   Wachovia                           (52,361)       (1,992)
                                                    -------
Total Securities Pledged (Sold Short)
     (Cost -$5,420)                                      --
                                                    -------
REPURCHASE AGREEMENT (1.8%)
   JP Morgan Chase
     1.87%, dated 04/30/02,
     matures 05/01/02, repurchase
     price $1,205,678 (collateralized
     by various government obligations,
     total market value $1,232,465)    $1,206         1,206
                                                    -------
Total Repurchase Agreement
     (Cost $1,206)                                    1,206
                                                    -------
WARRANTS (0.0%)
CONSUMER PRODUCTS (0.0%)
   Imperial Credit Industries,
     Expire 01/30/08                   17,236            --
Total Warrants
     (Cost $0)                                           --
                                                    -------
Total Investments (112.5%)
     (Cost $54,544)                                  77,280
                                                    -------


--------------------------------------------------------------
                                                  VALUE (000)
--------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-12.5%)
Deposits for Securities Sold Short                  $ 3,984
Other Assets                                             45
Payable for Collateral on Securities Loaned          (9,149)
Margin Loans Payable to Brokers                      (3,409)
Investment Advisory Fee Payable                         (33)
Shareholder Servicing Fee Payable                       (14)
Other Liabilities                                       (13)
                                                    -------
Total Other Assets and Liabilities, Net              (8,589)
                                                    -------
Total Net Assets (100.0%)                           $68,691
                                                    =======
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 5,310,368
   outstanding shares of beneficial interest        $44,026
Undistributed net investment income                     113
Accumulated net realized gain on investments          1,816
Net unrealized appreciation on investments           22,736
                                                    -------
Total Net Assets                                    $68,691
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $12.94
                                                    =======
* NON-INCOME PRODUCING SECURITY.
+ SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2002 (SEE NOTE 8 IN NOTES
  TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN.
CL -- CLASS
AMOUNTS DESIGNATED AS "--" ROUND TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



DIVERSIFIED GROWTH FUND


--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
COMMON STOCK (96.6%)
APPAREL & TEXTILES (0.7%)
   Sara Lee                            33,880      $    718
                                                  ---------
BANKS (1.8%)
   Citigroup                           18,030           781
   Fifth Third Bancorp                 16,375         1,123
                                                  ---------
                                                      1,904
                                                  ---------
CLOTHING STORES (0.4%)
   Abercrombie & Fitch, Cl A*          15,455           464
                                                  ---------
COMPUTER HARDWARE (5.4%)
   Brocade Communications Systems*+     6,005           154
   Cisco Systems*                     179,847         2,635
   Dell Computer*                      51,765         1,364
   EMC-Mass*                           51,409           470
   Network Appliance*                  19,165           334
   Sun Microsystems*                   74,365           608
                                                  ---------
                                                      5,565
                                                  ---------
COMPUTER SOFTWARE (9.5%)
   BEA Systems*                        17,187           184
   Citrix Systems*                     16,304           189
   Compuware*                          44,645           350
   International Business Machines     24,442         2,048
   Microsoft*                          98,811         5,164
   Oracle*                             89,414           898
   Peoplesoft*                         13,690           317
   Siebel Systems*+                    13,445           325
   Veritas Software*                   11,891           337
                                                  ---------
                                                      9,812
                                                  ---------
DEFENSE & AEROSPACE (0.5%)
   Boeing                              11,468           511
                                                  ---------
DEPARTMENT STORES (4.5%)
   Kohl's*                             10,968           808
   Wal-Mart Stores                     68,848         3,846
                                                  ---------
                                                      4,654
                                                  ---------
DRUGS (20.2%)
   Abbott Laboratories                 20,555         1,109
   Amgen*                              11,379           602
   Andrx Group*                         9,815           444
   Bristol-Myers Squibb                33,327           960
   Chiron*+                            15,981           647
   Eli Lilly                           23,110         1,526
   Genentech*                           8,196           291
   Immunex*                            30,010           814
   Invitrogen*                          6,715           233
   Johnson & Johnson                   42,130         2,690
   Medimmune*                          16,530           552
   Merck                               38,773         2,107
   Pfizer                             139,578         5,074


------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
   Pharmacia                           26,548     $   1,094
   Schering-Plough                     44,870         1,225
   Wyeth                               25,715         1,466
                                                  ---------
                                                     20,834
                                                  ---------
ELECTRONIC EQUIPMENT (1.2%)
   Comverse Technology*                19,192           231
   Qualcomm*                           17,958           541
   Solectron*                          27,895           204
   Tellabs*                            25,314           215
                                                  ---------
                                                      1,191
                                                  ---------
ENERGY RESERVES (1.2%)
   Apache                              20,383         1,189
                                                  ---------
ENTERTAINMENT (2.9%)
   AOL Time Warner*                   100,840         1,918
   Viacom, Cl B*                       23,101         1,088
                                                  ---------
                                                      3,006
                                                  ---------
FINANCIAL SERVICES (9.1%)
   Freddie Mac                         14,450           944
   General Electric                   233,998         7,383
   MBNA                                28,680         1,017
                                                  ---------
                                                      9,344
                                                  ---------
FOOD & BEVERAGE (3.6%)
   Coca-Cola                           48,687         2,702
   PepsiCo                             19,650         1,020
                                                  ---------
                                                      3,722
                                                  ---------
GROCERY STORES (0.9%)
   Safeway*                            21,251           891
                                                  ---------
HOME PRODUCTS (2.1%)
   Colgate-Palmolive                    9,015           478
   Estee Lauder, Cl A+                 21,357           772
   Gillette                            12,779           453
   Procter & Gamble                     5,379           486
                                                  ---------
                                                      2,189
                                                  ---------
HOTELS (1.0%)
   Cendant*                            55,290           995
                                                  ---------
INFORMATION SERVICES (3.9%)
   Automatic Data Processing           20,630         1,049
   CSG Systems International*+         14,177           372
   Electronic Data Systems              9,378           509
   First Data                           9,460           752
   Paychex                             21,765           812
   Total System Services+              22,843           508
                                                  ---------
                                                      4,002
                                                  ---------
INTERNET SERVICES (0.1%)
   VeriSign*                            6,565            61
                                                  ---------
LEISURE (0.5%)
   International Speedway, Cl A        12,082           519
                                                  ---------
MEDIA (0.5%)
   Clear Channel Communications*       10,550           495
                                                  ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2002



DIVERSIFIED GROWTH FUND--CONCLUDED
--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
MEDICAL PRODUCTS (3.2%)
   Guidant*                            14,510     $     546
   Medtronic                           38,250         1,709
   Waters*                             37,346         1,006
                                                  ---------
                                                      3,261
                                                  ---------
MEDICAL SERVICES (1.3%)
   AdvancePCS*+                        19,800           670
   Health Management Associates, Cl A* 30,845           658
                                                  ---------
                                                      1,328
                                                  ---------
OIL SERVICES (1.6%)
   National-Oilwell*+                  22,502           598
   Rowan*+                             21,171           537
   Smith International*                 6,860           481
                                                  ---------
                                                      1,616
                                                  ---------
PROPERTY & CAUSUALTY INSURANCE (2.2%)
   American International Group        33,575         2,321
                                                  ---------
SECURITIES & ASSET MANAGEMENT (0.4%)
   Charles Schwab                      38,571           439
                                                  ---------
SEMICONDUCTORS (9.0%)
   Advanced Micro Devices*             27,284           305
   Applied Materials*                  50,786         1,235
   Atmel*                              56,063           504
   Broadcom, Cl A*                      7,440           257
   Intel                              142,418         4,075
   LSI Logic*                          27,633           355
   Novellus Systems*                   13,207           626
   Texas Instruments                   38,644         1,195
   Vitesse Semiconductor*              25,045           150
   Xilinx*                             13,857           523
                                                  ---------
                                                      9,225
                                                  ---------
SPECIALTY RETAIL (6.3%)
   Dollar Tree Stores*+                30,926         1,179
   Home Depot                          67,022         3,108
   Staples*                            49,905           997
   Williams-Sonoma*+                   21,894         1,261
                                                  ---------
                                                      6,545
                                                  ---------
TELEPHONE (0.7%)
   SBC Communications                  24,425           759
                                                  ---------
TOBACCO (1.3%)
   UST                                 34,985         1,392
                                                  ---------
WIRELESS TELECOMMUNICATIONS (0.6%)
   AT&T Wireless Services*             44,450           398
   Sprint Corp.-PCS Group*+            18,890           212
                                                  ---------
                                                        610
                                                  ---------
Total Common Stock
     (Cost $141,930)                                 99,562
                                                  ---------


--------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
REGISTERED INVESTMENT COMPANIES (9.0%)
   iShares[REGISTERED MARK]
     Dow Jones US Internet Index Fund* 19,681      $    197
   iShares[REGISTERED MARK]
     Russell 1000[REGISTERED MARK]
     Growth Index Fund                 42,740         1,946
   iShares[REGISTERED MARK]
     S&P MidCap 400/BARRA Growth
     Index Fund                         9,920         1,135
   Northern Institutional Liquid
     Asset Portfolio (A)            5,990,879         5,991
                                                  ---------
Total Registered Investment Companies
     (Cost $10,321)                                   9,269
                                                  ---------
REPURCHASE AGREEMENT (0.3%)
   Morgan Stanley Dean Witter
     1.55%, dated 04/30/02,
     matures 05/01/02, repurchase
     price $277,979 (collateralized by
     various government obligations,
     total market value $283,707)        $278           278
                                                  ---------
Total Repurchase Agreement
     (Cost $278)                                        278
                                                  ---------
Total Investments (105.9%)
     (Cost $152,529)                                109,109
                                                  ---------
OTHER ASSETS AND LIABILITIES (-5.9%)
Other Assets                                             36
Payable for Collateral on Securities Loaned          (5,991)
Investment Advisory Fee Payable                         (55)
Shareholder Servicing Fee Payable                       (22)
Other Liabilities                                       (26)
                                                  ---------
Total Other Assets and Liabilities, Net              (6,058)
                                                  ---------
Total Net Assets (100.0%)                          $103,051
                                                  =========
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 18,911,930
   outstanding shares of beneficial interest       $181,811
Accumulated net investment loss                        (150)
Accumulated net realized loss on investments        (35,190)
Net unrealized depreciation on investments          (43,420)
                                                  ---------
Total Net Assets                                   $103,051
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share                                    $5.45
                                                  =========
* NON-INCOME PRODUCING SECURITY.
+ SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2002 (SEE NOTE 8 IN NOTES
  TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES
    ON LOAN.
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



SELECT GROWTH FUND
--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
COMMON STOCK (98.4%)
ADVANCED TECHNOLOGY:
COMMUNICATIONS/NETWORKING (9.9%)
   Cisco Systems*                     146,200       $ 2,142
   Nokia OJYADR                        66,700         1,085
   Qualcomm*                           26,900           811
                                                    -------
                                                      4,038
                                                    -------
ADVANCED TECHNOLOGY: STORAGE (2.6%)
   Veritas Software*                   37,300         1,057
                                                    -------
ADVANCED TECHNOLOGY:
SYSTEMS/SERVERS/SOFTWARE (13.8%)
   Dell Computer*                      57,100         1,504
   Intel                               50,900         1,456
   Microsoft*                          51,500         2,692
                                                    -------
                                                      5,652
                                                    -------
CONSUMER DISCRETIONARY (26.3%)
   eBay*                               36,600         1,943
   Home Depot                          47,900         2,221
   Kohl's*                             28,000         2,064
   Starbucks*                          54,500         1,244
   Tiffany                             35,000         1,391
   Wal-Mart Stores                     34,000         1,899
                                                    -------
                                                     10,762
                                                    -------
DIVERSIFIED (4.9%)
   General Electric                    63,300         1,997
                                                    -------
FINANCIAL SERVICES (19.2%)
   Advent Software*                    24,000         1,185
   Automatic Data Processing           25,000         1,271
   Capital One Financial               42,100         2,521
   First Data                          29,500         2,345
   MBNA                                15,500           550
                                                    -------
                                                      7,872
                                                    -------
HEALTH CARE (15.2%)
   Genentech*                          26,000           923
   Medtronic                           41,200         1,841
   Merck                               18,000           978
   Pfizer                              69,000         2,508
                                                    -------
                                                      6,250
                                                    -------
SPECIALTY PRODUCTS (6.5%)
   Harley-Davidson                     50,400         2,671
                                                    -------
Total Common Stock
     (Cost $51,340)                                  40,299
                                                    -------


--------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENT (0.8%)
   Morgan Stanley Dean Witter
     1.55%, dated 04/30/02, matures 05/01/02,
     repurchase price $342,213 (collateralized
     by various government obligations,
     total market value $349,265)        $342       $   342
                                                    -------
Total Repurchase Agreement
     (Cost $342)                                        342
                                                    -------
Total Investments (99.2%)
     (Cost $51,682)                                  40,641
                                                    -------
OTHER ASSETS AND LIABILITIES (0.8%)
Other Assets                                            723
Investment Advisory Fee Payable                         (19)
Shareholder Servicing Fee Payable                        (9)
Other Liabilities                                      (386)
                                                    -------
Total Other Assets and Liabilities, Net                 309
                                                    -------
Total Net Assets (100.0%)                           $40,950
                                                    =======
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 7,196,538
   outstanding shares of beneficial interest        $67,849
Accumulated net investment loss                        (144)
Accumulated net realized loss on investments        (15,714)
Net unrealized depreciation on investments          (11,041)
                                                    -------
Total Net Assets                                    $40,950
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share                                    $5.69
                                                    =======
* NON-INCOME PRODUCING SECURITY.
ADR -- AMERICAN DEPOSITARY RECEIPT

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2002



SMALL CAP FUND
--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
COMMON STOCK (82.7%)
BANKS (4.1%)
   City National                        7,700       $   426
   Cullen/Frost Bankers                 6,200           234
   CVB Financial                       13,600           292
   East-West Bancorp                    3,300           118
   Hibernia, Cl A                      18,639           372
                                                    -------
                                                      1,442
                                                    -------
CHEMICALS (3.2%)
   Airgas*                             13,837           228
   Brady, Cl A                          8,100           296
   Cambrex                              8,750           360
   Solutia                             30,191           252
                                                    -------
                                                      1,136
                                                    -------
CLOTHING STORES (2.8%)
   Cato, Cl A                           1,700            44
   Chico's FAS*                        21,522           776
   Men's Wearhouse*                     7,750           191
                                                    -------
                                                      1,011
                                                    -------
COMPUTER HARDWARE (1.6%)
   Advanced Digital Information*       12,700           114
   Kronos*                              6,950           282
   Tech Data*                           3,900           185
                                                    -------
                                                        581
                                                    -------
COMPUTER SOFTWARE (8.3%)
   Anteon International*               16,550           376
   Ascential Software*                 71,600           246
   Autodesk                            13,100           241
   Borland Software*                   21,750           237
   Business Objects ADR*                4,950           167
   i2 Technologies*                    68,550           216
   Manhattan Associates*                5,850           185
   MSC.Software*                        9,449           116
   NETIQ*                               5,500           123
   Roxio*                               9,600           204
   ScanSoft*+                          55,400           356
   TIBCO Software*                     36,200           304
   Titan*                               7,866           180
                                                    -------
                                                      2,951
                                                    -------
CONSTRUCTION (0.8%)
   Comfort Systems USA*                17,500            82
   Jacobs Engineering Group*            5,600           221
                                                    -------
                                                        303
                                                    -------
CONSUMER DURABLES (0.5%)
   Furniture Brands International*      4,900           200
                                                    -------
DRUGS (4.2%)
   Affymetrix*                          7,100           180
   Alkermes*                           12,400           250


--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
   CV Therapeutics*                     5,300       $   153
   Genta*                              13,100           176
   Isis Pharmaceuticals*               12,000           152
   Sepracor*                            8,600           109
   Transkaryotic Therapies*             7,600           303
   Tularik*                            14,400           166
                                                    -------
                                                      1,489
                                                    -------
ELECTRICAL UTILITIES (1.5%)
   Energy East                         16,350           360
   Great Plains Energy                  6,904           162
                                                    -------
                                                        522
                                                    -------
ELECTRONIC EQUIPMENT (1.6%)
   Helix Technology                     5,600           152
   Intermagnetics General*             16,800           422
                                                    -------
                                                        574
                                                    -------
ENERGY RESERVES (0.8%)
   Patterson-UTI Energy*                8,400           269
                                                    -------
ENVIRONMENTAL SERVICES (0.5%)
   Waste Connections*                   5,100           180
                                                    -------
FINANCIAL SERVICES (1.8%)
   Apex Mortgage Capital               28,400           350
   IndyMac Bancorp*                    11,200           283
                                                    -------
                                                        633
                                                    -------
FOOD & BEVERAGE (1.7%)
   Del Monte Foods*                    18,300           194
   United Natural Foods*               16,700           400
                                                    -------
                                                        594
                                                    -------
GAS UTILITIES (0.5%)
   NUI                                  7,190           193
                                                    -------
GROCERY STORES (0.7%)
   Wild Oats Markets*                  21,800           239
                                                    -------
HOTELS (1.4%)
   Fairmont Hotels & Resorts           10,700           305
   Prime Hospitality*                  14,350           185
                                                    -------
                                                        490
                                                    -------
INDUSTRIAL PARTS (1.0%)
   Graco                                8,100           363
                                                    -------
INDUSTRIAL SERVICES (6.1%)
   Administaff*                        13,450           309
   Bright Horizons Family Solutions*    9,050           271
   Central Parking                     15,300           403
   Corinthian Colleges*                 8,200           483
   Mobile Mini*                        14,000           461
   United Rentals*                      9,657           246
                                                    -------
                                                      2,173
                                                    -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
INFORMATION SERVICES (3.6%)
   Caminus*                             9,200       $   172
   Corporate Executive Board*           3,000           114
   Mantech International, Cl A*        18,550           439
   Pharmaceutical Product
     Development*                       5,650           142
   Sourcecorp*                         13,400           402
                                                    -------
                                                      1,269
                                                    -------
INTERNET SERVICES (1.3%)
   Freemarkets*                        15,800           281
   SkillSoft*                           9,500           182
                                                    -------
                                                        463
                                                    -------
LEISURE (1.0%)
   International Speedway, Cl A         8,600           370
                                                    -------
MEDIA (3.0%)
   Crown Media Holdings, Cl A*         20,200           204
   Insight Communications*             13,800           214
   Mediacom Communications*            23,550           235
   Salem Communications, Cl A*         17,100           419
                                                    -------
                                                      1,072
                                                    -------
MEDICAL PRODUCTS (4.3%)
   Charles River Laboratories
     International*                    20,100           602
   Conceptus*                          13,000           235
   Cooper                              10,695           567
   Thoratec*                           16,750           137
                                                    -------
                                                      1,541
                                                    -------
MEDICAL SERVICES (3.2%)
   AdvancePCS*                         12,300           416
   Orthodontic Centers Of America*     16,095           429
   Triad Hospitals*                     6,600           277
                                                    -------
                                                      1,122
                                                    -------
MOTOR VEHICLES & PARTS (1.9%)
   Visteon                             42,963           663
                                                    -------
OIL REFINING (1.2%)
   Headwaters*                         24,100           429
                                                    -------
OIL SERVICES (3.7%)
   Key Energy Services*                34,850           423
   Veritas DGC*                        22,400           406
   W-H Energy Services*                18,850           485
                                                    -------
                                                      1,314
                                                    -------


--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
PUBLISHING (2.1%)
   Scholastic*                         14,350       $   728
                                                    -------
RAILROADS (1.0%)
   Wabtec                              23,800           364
                                                    -------
REAL ESTATE INVESTMENT TRUSTS (4.0%)
   Gables Residential Trust             3,300           102
   General Growth Properties            4,900           224
   Heritage Property Investment Trust* 26,341           650
   Rouse                               14,123           457
                                                    -------
                                                      1,433
                                                    -------
RESTAURANTS (2.1%)
   Applebees International              9,700           378
   CEC Entertainment*                   7,550           349
                                                    -------
                                                        727
                                                    -------
SEMICONDUCTORS (2.7%)
   Kopin*                               9,500            75
   Oak Technology*                     17,400           248
   Semtech*                             7,850           251
   Veeco Instruments*                   5,250           156
   Vishay Intertechnology*             10,462           230
                                                    -------
                                                        960
                                                    -------
SPECIALTY RETAIL (2.5%)
   Alloy*+                             23,450           297
   J Jill Group*                        6,450           203
   School Specialty*                   13,750           390
                                                    -------
                                                        890
                                                    -------
THRIFTS (2.0%)
   New York Community Bancorp          16,500           489
   W Holding                           10,900           203
                                                    -------
                                                        692
                                                    -------
Total Common Stock
     (Cost $28,128)                                  29,380
                                                    -------
REGISTERED INVESTMENT COMPANIES (6.2%)
   iShares[REGISTERED MARK] Dow Jones
     US Internet Index Fund*           66,067           663
   iShares[REGISTERED MARK]
     Russell 2000[REGISTERED MARK]
     Index Fund                        10,202         1,034
   Northern Institutional Liquid
     Asset Portfolio (A)              514,461           514
                                                    -------
Total Registered Investment Companies
     (Cost $2,216)                                    2,211
                                                    -------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2002



SMALL CAP FUND--CONCLUDED
--------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENT (5.8%)
   JP Morgan Chase
     1.87%, dated 04/30/02,
     matures 05/01/02, repurchase
     price $2,049,805 (collateralized
     by various government obligations,
     total market value $2,093,153)    $2,050       $ 2,050
                                                    -------
Total Repurchase Agreement
     (Cost $2,050)                                    2,050
                                                    -------
Total Investments (94.7%)
     (Cost $32,394)                                  33,641
                                                    -------
OTHER ASSETS AND LIABILITIES (5.3%)
Other Assets                                          9,129
Payable for Collateral on Securities Loaned            (514)
Investment Advisory Fee Payable                         (17)
Shareholder Servicing Fee Payable                        (7)
Other Liabilities                                    (6,695)
                                                    -------
Total Other Assets and Liabilities, Net               1,896
                                                    -------
Total Net Assets (100.0%)                           $35,537
                                                    =======


  * NON-INCOME PRODUCING SECURITY.
  + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2002 (SEE NOTE 8 IN
    NOTES TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN.
ADR -- AMERICAN DEPOSITARY RECEIPT
 CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



FAMILY HERITAGE[REGISTERED MARK]FUND
--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
COMMON STOCK (96.1%)
BANKS (7.0%)
   Commerce Bancshares                 45,349       $ 2,012
   Irwin Financial+                    56,760         1,093
   Northern Trust                      48,366         2,569
                                                    -------
                                                      5,674
                                                    -------
CHEMICALS (2.0%)
   Brady, Cl A                         15,621           570
   Sigma-Aldrich                       22,246         1,054
                                                    -------
                                                      1,624
                                                    -------
COMPUTER HARDWARE (1.9%)
   Hewlett-Packard+                    91,930         1,572
                                                    -------
COMPUTER SOFTWARE (6.7%)
   Microsoft*                          68,895         3,600
   Oracle*                            135,290         1,358
   Siebel Systems*+                    20,696           501
                                                    -------
                                                      5,459
                                                    -------
CONSTRUCTION (0.8%)
   Toll Brothers*+                     22,530           670
                                                    -------
DEFENSE & AEROSPACE (2.0%)
   General Dynamics                    16,716         1,623
                                                    -------
DEPARTMENT STORES (4.2%)
   Wal-Mart Stores                     60,561         3,383
                                                    -------
DRUGS (5.3%)
   Andrx Group*                         9,853           445
   Eli Lilly                           50,125         3,311
   Luminex*+                           17,460           112
   Tanox*+                             37,124           444
                                                    -------
                                                      4,312
                                                    -------
ELECTRONIC EQUIPMENT (2.2%)
   Danaher                             10,480           750
   Qualcomm*                           34,335         1,036
                                                    -------
                                                      1,786
                                                    -------
ENERGY RESERVES (3.7%)
   Amerada Hess                        22,265         1,712
   Vintage Petroleum+                  94,685         1,306
                                                    -------
                                                      3,018
                                                    -------
ENTERTAINMENT (1.9%)
   Carnival                            45,296         1,509
                                                    -------
FINANCIAL SERVICES (1.9%)
   Financial Federal*+                 43,280         1,522
                                                    -------
FOOD & BEVERAGE (3.0%)
   Campbell Soup                       49,905         1,378
   Tootsie Roll Industries+            23,236         1,089
                                                    -------
                                                      2,467
                                                    -------


--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
FORESTRY & PAPER (1.5%)
   Bemis                               22,007       $ 1,171
                                                    -------
GAS UTILITIES (2.8%)
   American Water Works                51,800         2,264
                                                    -------
GROCERY STORES (0.8%)
   Albertson's                         19,901           667
                                                    -------
HEAVY ELECTRICAL EQUIPMENT (3.2%)
   AO Smith                            23,412           728
   Hubbell, Cl B                       19,308           665
   Molex, Cl A+                        41,875         1,228
                                                    -------
                                                      2,621
                                                    -------
HOME PRODUCTS (3.3%)
   Estee Lauder, Cl A+                 33,075         1,196
   Lancaster Colony                    38,337         1,476
                                                    -------
                                                      2,672
                                                    -------
HOTELS (0.6%)
   Marriott International, Cl A        10,679           469
                                                    -------
INDUSTRIAL PARTS (2.6%)
   Illinois Tool Works                 14,742         1,063
   WW Grainger                         19,080         1,070
                                                    -------
                                                      2,133
                                                    -------
INDUSTRIAL SERVICES (0.9%)
   United Rentals*+                    29,001           739
                                                    -------
INFORMATION SERVICES (3.0%)
   Factset Research Systems+           29,103         1,014
   Paychex                             38,555         1,439
                                                    -------
                                                      2,453
                                                    -------
INTERNET SERVICES (1.0%)
   Yahoo*                              53,320           787
                                                    -------
LEISURE (1.1%)
   International Speedway, Cl A        20,554           884
                                                    -------
MEDIA (1.6%)
   Comcast, Cl A*                      49,185         1,316
                                                    -------
MEDICAL PRODUCTS (6.9%)
   Hillenbrand Industries              37,237         2,405
   Stryker*                            44,305         2,371
   West Pharmaceutical Services+       29,795           834
                                                    -------
                                                      5,610
                                                    -------
METALS & MINING (0.9%)
   Worthington Industries              48,690           721
                                                    -------
MOTOR VEHICLES & PARTS (0.7%)
   Ford Motor                          34,242           548
                                                    -------
OIL REFINING (0.9%)
   Murphy Oil+                          7,260           685
                                                    -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2002



FAMILY HERITAGE[REGISTERED MARK]FUND--CONCLUDED
--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
PROPERTY & CAUSUALTY INSURANCE (9.2%)
   Alleghany*                           3,699       $   699
   Berkshire Hathaway, Cl B*              738         1,796
   Philadelphia Consolidated
     Holding*+                         46,475         1,984
   Progressive                         52,269         3,005
                                                    -------
                                                      7,484
                                                    -------
PUBLISHING (0.9%)
   Dow Jones                           12,850           699
                                                    -------
REAL ESTATE INVESTMENT TRUSTS (1.3%)
   SL Green Realty+                    30,730         1,079
                                                    -------
SECURITIES & ASSET MANAGEMENT (2.3%)
   Charles Schwab                      68,195           777
   Federated Investors, Cl B           33,840         1,085
                                                    -------
                                                      1,862
                                                    -------
SEMICONDUCTORS (3.6%)
   Broadcom, Cl A*                     12,210           421
   Marvell Technology Group Ltd.*+     28,801         1,037
   Mattson Technology*+                67,200           577
   Vishay Intertechnology*             40,796           897
                                                    -------
                                                      2,932
                                                    -------
SPECIALTY RETAIL (1.4%)
   Fastenal+                           13,152         1,100
                                                    -------
THRIFTS (1.2%)
   Flagstar Bancorp+                   32,000           947
                                                    -------
TRUCK, SEA & AIR FREIGHT (1.1%)
   EGL*+                               11,960           205
   Werner Enterprises+                 38,066           676
                                                    -------
                                                        881
                                                    -------
WIRELESS TELECOMMUNICATION (0.7%)
   Telephone & Data Systems             6,795           584
                                                    -------
Total Common Stock
     (Cost $82,233)                                  77,927
                                                    -------
REGISTERED INVESTMENT COMPANIES (19.7%)
   iShares[REGISTERED MARK] Dow Jones US
     Telecommunications Sector         44,442           995
   iShares[REGISTERED MARK]Russell 1000
    [REGISTERED MARK]Index Fund        17,710         1,015
   Northern Institutional Liquid
     Asset Portfolio (A)           13,989,293        13,989
                                                    -------
Total Registered Investment Companies
     (Cost $16,492)                                  15,999
                                                    -------


--------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
UNIT INVESTMENT TRUST (1.2%)
   SPDR Trust Series 1+                 8,630       $   931
                                                    -------
Total Unit Investment Trust
     (Cost $1,057)                                      931
                                                    -------
REPURCHASE AGREEMENT (0.3%)
   Morgan Stanley Dean Witter
     1.55%, dated 04/30/02, matures 05/01/02,
     repurchase price $270,702 (collateralized
     by various government obligations,
     total market value $276,280)      $  271           271
                                                    -------
Total Repurchase Agreement
     (Cost $271)                                        271
                                                    -------
Total Investments (117.3%)
     (Cost $100,053)                                 95,128
                                                    -------
OTHER ASSETS AND LIABILITIES (-17.3%)
Other Assets                                             50
Payable for Collateral on Securities Loaned         (13,989)
Investment Advisory Fee Payable                         (59)
Shareholder Servicing Fee Payable                       (17)
Other Liabilities                                       (26)
                                                    -------
Total Other Assets and Liabilities, Net             (14,041)
                                                    -------
Total Net Assets (100.0%)                           $81,087
                                                    =======
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 9,628,292
   outstanding shares of beneficial interest        $93,346
Accumulated net investment loss                         (96)
Accumulated net realized loss on investments         (7,238)
Net unrealized depreciation on investments           (4,925)
                                                    -------
Total Net Assets                                    $81,087
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share                                    $8.42
                                                    =======
* NON-INCOME PRODUCING SECURITY.
+ SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2002 (SEE NOTE 8 IN NOTES
  TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES
    ON LOAN.
CL -- CLASS
LTD. -- LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



INTERNATIONAL EQUITY FUND
--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
FOREIGN COMMON STOCK (97.7%)
AUSTRALIA (1.5%)
   BHP Billiton                       285,338     $   1,655
                                                  ---------
BELGIUM (0.0%)
   Fortis*                                  6            --
   Fortis+                                 45             1
   Fortis Strips VVPR*                  3,170            --
                                                  ---------
                                                          1
                                                  ---------
BRAZIL (0.0%)
   Tele Celular Sul Participacoes ADR       2            --
   Tele Centro Oeste Celular
     Participacoes ADR                      7            --
   Tele Leste Celular Participacoes ADR     2            --
   Tele Nordeste Celular Participacoes ADR  3            --
   Tele Norte Celular Participacoes ADR     1            --
   Telecomunicacoes Brasileiras ADR    38,530            --
   Telemig Celular Participacoes ADR        3            --
                                                  ---------
                                                         --
                                                  ---------
CHINA (1.6%)
   China Mobile (Hong Kong)*          510,500         1,672
                                                  ---------
FINLAND (0.9%)
   Stora Enso OYJ, R Shares+           78,102           993
                                                  ---------
FRANCE (15.7%)
   Accor                               29,653         1,199
   Aventis                             38,779         2,755
   Cie de Saint-Gobain                  9,884         1,692
   LVMH Moet Hennessy Louis Vuitton+   31,342         1,640
   Pernod-Ricard                        3,394           314
   Sanofi-Synthelabo                   22,943         1,469
   Schneider Electric                  21,704         1,047
   Suez                                55,005         1,638
   TotalFinaElf                        14,432         2,187
   Valeo                               37,219         1,593
   Vivendi Universal                   43,393         1,384
                                                  ---------
                                                     16,918
                                                  ---------
GERMANY (7.2%)
   Allianz                              9,030         2,124
   Arcelor*+                           82,253         1,134
   Muenchener Rueckversicherungs+       5,890         1,460
   SAP+                                11,889         1,539
   Volkswagen                          30,949         1,520
                                                  ---------
                                                      7,777
                                                  ---------

--------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------
HONG KONG (2.5%)
   Hutchison Whampoa                  164,400     $   1,444
   Sun Hung Kai Properties            140,000         1,220
                                                  ---------
                                                      2,664
                                                  ---------
ITALY (7.0%)
   ENI-Ente Nazionale Idrocarburi     149,164         2,292
   Gucci Group ADR                     19,209         1,860
   IntesaBci*                         505,267         1,634
   Mediaset                           210,577         1,765
                                                  ---------
                                                      7,551
                                                  ---------
JAPAN (21.4%)
   Bridgestone                        169,000         2,384
   Canon                               46,000         1,763
   Ito-Yokado                          12,000           591
   Matsushita Electric Industrial     127,000         1,701
   Murata Manufacturing                21,700         1,374
   Nissan Motor                       475,000         3,655
   Nomura Holdings                     67,000           934
   ORIX                                14,100         1,169
   Rohm                                13,250         1,976
   Sharp                              225,000         3,121
   Shin-Etsu Chemical                  44,300         1,825
   Tokyo Electron                      35,500         2,555
                                                  ---------
                                                     23,048
                                                  ---------
NETHERLANDS (8.3%)
   Koninklijke Philips Electronics     76,270         2,355
   Royal KPN*                         168,990           766
   Unilever                            28,329         1,825
   VNU                                 78,655         2,375
   Wolters Kluwer                      77,499         1,571
                                                  ---------
                                                      8,892
                                                  ---------
SINGAPORE (0.9%)
   United Overseas Bank               124,000           986
                                                  ---------
SOUTH KOREA (5.2%)
   POSCO                                4,044           402
   POSCO, ADR                          20,796           509
   Samsung Electronics                  7,136         2,106
   Samsung Electronics GDR 144a+       10,567         1,552
   SK Telecom ADR                      44,762           957
                                                  ---------
                                                      5,526
                                                  ---------
SPAIN (1.2%)
   Telefonica*                        122,090         1,307
                                                  ---------
SWITZERLAND (2.8%)
   Credit Suisse Group*                55,996         1,996
   Roche Holding                       13,684         1,037
                                                  ---------
                                                      3,033
                                                  ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2002



INTERNATIONAL EQUITY FUND--CONCLUDED
---------------------------------------------------------------
                                       SHARES     VALUE (000)
---------------------------------------------------------------
TAIWAN (2.4%)
   Taiwan Semiconductor Manufacturing
     ADR*                              53,418     $     946
   United Microelectronics ADR*       159,522         1,611
                                                  ---------
                                                      2,557
                                                  ---------
THAILAND (0.0%)
   Siam Commercial Bank Warrants*      59,533             4
                                                  ---------
TURKEY (0.1%)
   Turkcell Iletism Hizmet ADR          4,374            74
                                                  ---------
UNITED KINGDOM (19.0%)
   AstraZeneca                         43,916         2,058
   BAA                                119,736         1,126
   BAE Systems                        595,020         3,026
   British Sky Broadcasting*          146,564         1,640
   BT Group*                          280,671         1,055
   GlaxoSmithKline                     44,533         1,077
   HSBC Holdings                      140,045         1,653
   Imperial Tobacco Group              67,581           957
   Marks & Spencer Group              231,850         1,342
   Reed Elsevier                      379,153         3,713
   Royal Bank of Scotland Group        58,781         1,686
   Vodafone Group                     698,820         1,128
                                                  ---------
                                                     20,461
                                                  ---------
Total Foreign Common Stock
     (Cost $102,654)                                105,119
                                                  ---------
RIGHTS (0.3%)
   Imperial Tobacco Group,
     Expire 05/13/02*                  26,068           363
                                                  ---------
Total Rights
     (Cost $356)                                        363
                                                  ---------
REGISTERED INVESTMENT COMPANIES (7.6%)
   Northern Institutional Liquid
     Asset Portfolio (A)            8,142,896         8,143
                                                  ---------
Total Registered Investment Companies
     (Cost $8,143)                                    8,143
                                                  ---------


--------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENT (1.6%)
   JP Morgan Chase
     1.87%, dated 04/30/02,
     matures 05/01/02, repurchase
     price $1,717,200 (collateralized
     by various government obligations,
     total market value $1,751,934)   $ 1,717     $   1,717
                                                  ---------
Total Repurchase Agreement
     (Cost $1,717)                                    1,717
                                                  ---------
Total Investments (107.2%)
     (Cost $112,870)                                115,342
                                                  ---------
OTHER ASSETS AND LIABILITIES (-7.2%)
Other Assets                                            880
Payable for Collateral on Securities Loaned          (8,143)
Investment Advisory Fee Payable                         (70)
Shareholder Servicing Fee Payable                       (22)
Other Liabilities                                      (405)
                                                  ---------
Total Other Assets and Liabilities, Net              (7,760)
                                                  ---------
Total Net Assets (100.0%)                          $107,582
                                                  =========
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 16,419,351
   outstanding shares of beneficial interest       $138,569
Undistributed net investment income                     246
Accumulated net realized loss
   on investments                                   (33,654)
Net unrealized depreciation on forward
   foreign currency contracts, foreign currency,
   and other assets and liabilities denominated
   in foreign currency                                  (51)
Net unrealized appreciation on investments            2,472
                                                  ---------
Total Net Assets                                   $107,582
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share                                    $6.55
                                                  =========
* NON-INCOME PRODUCING SECURITY.
+ SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2002 (SEE NOTE 8 IN NOTES
  TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES
    ON LOAN.
ADR -- AMERICAN DEPOSITARY RECEIPT
GDR -- GLOBAL DEPOSITARY RECEIPT
AMOUNTS DESIGNATED AS "--" ROUND TO $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



TAXABLE BOND FUND
--------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (16.7%)
   U.S. Treasury Bonds
     8.750%, 05/15/17+                 $  815       $ 1,073
     8.125%, 08/15/19+                  1,627         2,059
     7.875%, 02/15/21+                    615           766
     7.625%, 11/15/22                     913         1,120
     7.500%, 11/15/16+                    830           985
                                                    -------
Total U.S. Treasury Obligations
     (Cost $5,708)                                    6,003
                                                    -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (24.1%)
   FHLB
     4.875%, 11/15/06                   1,500         1,504
   FHLB, Ser JT08
     5.865%, 09/02/08                     430           442
   FHLMC
     6.250%, 03/05/12                   2,000         1,985
   FHLMC, Ser QB
     5.500%, 02/15/15                   1,500         1,506
   FNMA
     8.200%, 03/10/16                   1,000         1,193
     5.000%, 01/15/07+                    500           503
   FNMA, Ser 07-F
     6.750%, 07/30/07                     418           423
   Tennessee Valley Authority, Ser B
     6.235%, 07/15/45                   1,175         1,088
                                                    -------
Total U.S. Government Agency Obligations
     (Cost $8,596)                                    8,644
                                                    -------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION (3.7%)
   FNMA REMIC, Ser 2000-11,
     Cl TC CMO
     7.000%, 04/25/27                   1,321         1,347
                                                    -------
Total U.S. Government Mortgage-Backed Obligation
     (Cost $1,315)                                    1,347
                                                    -------
ASSET-BACKED SECURITIES (14.5%)
   American Express Credit Account,
     Ser 2000-1, Cl A
     7.200%, 09/17/07                     904           975
   American Express Master Trust,
     Ser 1998-1, Cl A
     5.900%, 04/15/04                   1,321         1,364
   MBNA Master Credit Card Trust,
     Ser 1998-J, Cl A
     5.250%, 02/15/06                   1,514         1,558
   Standard Credit Card Master Trust,
     Ser 1994-2, Cl A
     7.250%, 04/07/06                   1,199         1,302
                                                    -------
Total Asset-Backed Securities
     (Cost $5,011)                                    5,199
                                                    -------


--------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------
CORPORATE BONDS (39.1%)
AUDIO/VIDEO PRODUCTS (3.1%)
   Harman International
     7.320%, 07/01/07                  $1,143       $ 1,134
                                                    -------
DIVERSIFIED MANUFACTURING (4.1%)
   Tyco International Group
     7.000%, 06/15/28                   2,000         1,490
                                                    -------
FINANCIAL SERVICES (20.4%)
   Associates MTN
     7.580%, 04/12/04                   1,360         1,450
   Ford Motor Credit
     7.750%, 11/15/02                     893           911
     7.375%, 10/28/09                     904           912
     7.250%, 01/15/03                     263           269
   General Motors Acceptance Corp.
     6.875%, 09/15/11                   1,537         1,537
   Household Finance
     5.875%, 02/01/09                     904           872
   Lehman Brothers Holdings
     7.000%, 02/01/08                   1,316         1,382
                                                    -------
                                                      7,333
                                                    -------
INSURANCE (2.8%)
   St. Paul Companies
     8.125%, 04/15/10                     904         1,005
                                                    -------
OIL EXPLORATION & PRODUCTION (2.8%)
   Burlington Resources Finance 144a
     5.600%, 12/01/06                   1,000           998
                                                    -------
PETROLEUM & FUEL PRODUCTS (5.9%)
   Petroleum Geo-Services+
     7.500%, 03/31/07                   2,244         2,109
                                                    -------
Total Corporate Bonds
     (Cost $13,989)                                  14,069
                                                    -------
REGISTERED INVESTMENT COMPANIES (17.4%)
   Northern Institutional Liquid
     Asset Portfolio (A)            6,260,090         6,260
                                                    -------
Total Registered Investment Companies
     (Cost $6,260)                                    6,260
                                                    -------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2002



TAXABLE BOND FUND--CONCLUDED
--------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENT (1.0%)
   Morgan Stanley Dean Witter
     1.55%, dated 04/30/02, matures 05/01/02,
     repurchase price $353,540 (collateralized
     by various government obligations,
     total market value $360,825)      $  354       $   354
                                                    -------
Total Repurchase Agreement
     (Cost $354)                                        354
                                                    -------
Total Investments (116.5%)
     (Cost $41,233)                                  41,876
                                                    -------
OTHER ASSETS AND LIABILITIES (-16.5%)
Other Assets                                          2,001
Payable for Collateral on Securities Loaned          (6,260)
Investment Advisory Fee Payable                          (4)
Shareholder Servicing Fee Payable                        (7)
Other Liabilities                                    (1,665)
                                                    -------
Total Other Assets and Liabilities, Net              (5,935)
                                                    -------
Total Net Assets (100.0%)                           $35,941
                                                    =======


+ SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2002 (SEE NOTE 8 IN NOTES
  TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES
    ON LOAN.
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE COMPANY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



TAX-EXEMPT BOND FUND
--------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------
MUNICIPAL BONDS (98.3%)
ALABAMA (0.9%)
   Bessemer, Alabama RB, AMBAC
     5.600%, 02/01/30                  $1,000     $   1,027
                                                  ---------
ARIZONA (1.5%)
   Pima County, School District GO,
     FGIC Callable 07/01/04 @ 101
     5.875%, 07/01/14                   1,500         1,601
                                                  ---------
CALIFORNIA (6.7%)
   Community College Finance Authority
     RB, Mission Community College,
     MBIA Callable 05/01/07 @ 102
     5.500%, 05/01/17                   1,000         1,059
   Health Facilities Financing Authority
     RB, St. Francis Memorial Hospital,
     Ser C, ETM
     5.875%, 11/01/23                   2,000         2,210
   Public Works RB, Department of
     Corrections, Ser A, AMBAC
     Callable 01/01/06 @ 102
     5.400%, 01/01/09                   1,000         1,080
   San Francisco Bay Area RB
     Callable 01/01/06 @ 101
     5.250%, 07/01/17                   1,000         1,044
   Stockton Housing Facility RB,
     O'Connor Woods Project,
     Ser A, ETM, GNMA
     Callable 03/20/03 @ 102
     5.200%, 09/20/09                     790           822
   University of California RB,
     Multi-Purpose Projects, Ser F,
     FGIC Callable 09/01/06 @ 101
     5.000%, 09/01/12                   1,000         1,042
                                                  ---------
                                                      7,257
                                                  ---------
CONNECTICUT (1.0%)
   Housing Finance Authority RB,
     Sub-Ser E-1, GOA
     Callable 11/15/06 @102
     5.900%, 05/15/15                   1,000         1,042
                                                  ---------
DELAWARE (1.0%)
   Delaware State, Economic Development
     Authority, Pollution Control RB,
     Delmarva Power, AMBAC
     4.900%, 05/01/26                   1,000         1,042
                                                  ---------
DISTRICT OF COLUMBIA (1.2%)
   District of Columbia RB, Howard
     University Project, MBIA
     5.500%, 10/01/16                   1,000         1,084
   Washington D.C., Convention Center
     Authority RB, Dedicated Tax Revenue,
     Senior Lien, AMBAC
     5.250%, 10/01/09                     200           214
                                                  ---------
                                                      1,298
                                                  ---------


--------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------
FLORIDA (2.0%)
   Dade County, Seaport, RB, MBIA
     8.000%, 10/01/03                  $1,010     $   1,090
   Florida State Board Education
     Capital Outlay GO, Ser A
     5.500%, 01/01/05                   1,000         1,065
                                                  ---------
                                                      2,155
                                                  ---------
GEORGIA (3.1%)
   Henry County, Water & Sewer
     Authority RB, AMBAC
     6.150%, 02/01/20                   2,000         2,283
   Municipal Electric Authority RB,
     Project One, Ser A, MBIA
     5.000%, 01/01/12                   1,000         1,056
                                                  ---------
                                                      3,339
                                                  ---------
HAWAII (2.0%)
   Honolulu, City & County GO,
     Ser B, ETM
     8.000%, 10/01/10                   1,680         2,150
                                                  ---------
ILLINOIS (11.0%)
   Chicago GO, FGIC
     Callable 01/01/08 @ 102
     5.500%, 01/01/21                   1,500         1,536
   Chicago, Board of Education GO,
     School Reform Board, Ser A, FGIC
     5.250%, 12/01/20                   1,000         1,037
   Chicago, O'Hare International Airport,
     RB, 2nd Lien, Ser C, MBIA
     4.900%, 01/01/07                   1,000         1,041
   Chicago, Park District GO, Aquarium
     & Museum Project, FGIC
     Callable 01/01/08 @ 100
     5.500%, 01/01/10                   1,000         1,067
   Health Facilities Authority RB,
     Hospital Sisters Services Project,
     Ser A, MBIA Callable 06/01/08 @ 101
     5.250%, 06/01/12                   1,000         1,044
   Metropolitan Pier & Exposition
     Authority, Illinois Dedicated
     State Tax Revenue, RB, AMBAC
     5.125%, 06/01/13                   1,200         1,242
   Metropolitan Pier & Exposition
     Authority, McCormick Place
     Expansion Project, Ser A, FGIC
     5.500%, 12/15/23                   1,000         1,058
   Regional Transportation Authority
     GO, FSA
     5.750%, 06/01/23                   1,500         1,633

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2002



TAX-EXEMPT BOND FUND--CONTINUED
---------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
---------------------------------------------------------------
   Southern Illinois University RB,
     Medical Facilities System Project,
     MBIA Callable 04/01/07 @ 102
     5.875%, 04/01/23                  $1,000     $   1,054
   Will County, Illinois Community
     School District GO, FSA
     0.000%, 11/01/12                   2,000         1,220
                                                  ---------
                                                     11,932
                                                  ---------
INDIANA (3.0%)
   Indianapolis, Public Improvement
     Authority RB, Ser A
     Callable 01/01/10 @ 101
     6.000%, 01/01/25                   1,000         1,070
   Indianapolis, Utility District
     Authority RB, Ser B, FGIC
     4.000%, 06/01/13                   1,000           962
   Transportation Finance Authority
     RB, Ser A, MBIA
     6.800%, 12/01/16                   1,000         1,186
                                                  ---------
                                                      3,218
                                                  ---------
KANSAS (0.9%)
   Burlington, Pollution Control Authority
     RB, Kansas Gas & Electric Project,
     MBIA Callable 06/01/01 @ 102
     7.000%, 06/01/31                   1,000         1,022
                                                  ---------
LOUISIANA (3.1%)
   New Orleans GO, FGIC
     5.500%, 12/01/17                   1,000         1,086
   Public Facilities Authority RB,
     Franciscan Missionaries Project,
     Ser A, FSA
     5.500%, 07/01/11                   2,115         2,300
                                                  ---------
                                                      3,386
                                                  ---------
MASSACHUSETTS (4.9%)
   State Housing Finance Agency
     RB, Ser B, MBIA
     Callable 06/01/08 @ 101
     5.300%, 12/01/17                   1,000         1,014
   State Special Obligation RB,
     Consolidated Loan, Ser A
     Callable 06/01/08 @ 101
     5.000%, 06/01/15                   1,000         1,022
   State Turnpike Authority RB,
     Ser A, ETM, FGIC
     5.125%, 01/01/23                   2,000         2,060
   State Water Resources Authority RB,
     Ser D, MBIA, GOA
     6.000%, 08/01/14                   1,060         1,215
                                                  ---------
                                                      5,311
                                                  ---------


--------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------
MICHIGAN (3.2%)
   Parchment, School District GO, MBIA
     5.000%, 05/01/25                  $1,000     $     989
   State Building Authority RB, Facilities
     Program, Ser I, AMBAC
     5.500%, 10/01/05                   1,000         1,082
   State Hospital Finance Authority RB,
     Genesys Health System Project,
     Ser A Pre-refunded @ 102
     8.100%, 10/01/05                   1,175         1,388
                                                  ---------
                                                      3,459
                                                  ---------
MISSISSIPPI (0.9%)
   Developing Bank RB, Capital Project
     & Equipment Acquisition,
     Ser A2, AMBAC
     5.000%, 07/01/24                   1,000           983
                                                  ---------
NEVADA (5.4%)
   Clark County, Industrial Development
     Nevada Power RB, AMBAC
     Callable 10/01/02 @ 102
     7.200%, 10/01/22                   2,000         2,079
   Clark County, Refunding & Transit
     Improvement GO, MBIA
     Callable 06/01/04 @ 101
     6.200%, 06/01/19                   1,400         1,519
   Las Vegas, New Convention &
     Visitors Center, RB, AMBAC
     Callable 07/01/09 @ 101
     6.000%, 07/01/13                   2,000         2,218
                                                  ---------
                                                      5,816
                                                  ---------
NEW JERSEY (0.7%)
   New Jersey State GO, Ser D
     6.000%, 02/15/11                     150           170
   New Jersey State Transportation
     System, RB
     5.625%, 06/15/14                     500           556
                                                  ---------
                                                        726
                                                  ---------
NEW MEXICO (1.6%)
   Santa Fe County RB, Correctional
     Facilities Project
     6.000%, 02/01/27                   1,500         1,686
                                                  ---------
NEW YORK (6.1%)
   Nassau County, Comb Sewer Districts
     GO, Ser F, MBIA
     5.300%, 07/01/06                     250           270
   New York City, Municipal Assistance
     Authority RB, Ser G
     6.000%, 07/01/07                   1,800         2,018

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------
   New York City, Municipal Assistance
     Authority RB, Ser L
     6.000%, 07/01/04                  $  200     $     215
   New York City, Municipal Water &
     Sewer Authority RB, Ser A
     6.000%, 06/15/25                     190           211
   New York City, Transportation Authority
     RB, Livinston Plaza Project, FSA
     5.400%, 01/01/18                   1,000         1,071
   New York State GO
     7.000%, 11/15/02                     175           180
   New York State GO, Ser B,
     Pre-refunded  10/01/02 @ 101.5
     7.000%, 10/01/14                     245           254
     6.750%, 10/01/15                     235           244
   New York State Thruway Authority,
     Highway & Bridge Transportation
     Funding RB, Ser A, MBIA
     6.250%, 04/01/04                     250           268
   New York State, Dormatory Authority,
     City University System RB,
     Ser 1, FGIC
     5.500%, 07/01/05                     250           268
   New York State, Dormatory Authority,
     State University Educational Facilities
     RB, Ser A, MBIA Pre-refunded
     05/15/02 @ 102
     6.750%, 05/15/21                     190           194
   New York State, Dormatory Authority,
     Upstate Community Colleges RB,
     Ser A Pre-refunded 07/01/05 @ 102
     6.200%, 07/01/15                     250           282
   New York State, Mortgage Agency RB,
     Homeowner Mortgage, Ser 80
     Callable 03/01/09 @ 101
     5.100%, 10/01/17                   1,000           989
   New York State, Power Authority
     Revenue & General Purpose
     RB, Ser W
     6.700%, 01/01/04                     100           107
                                                  ---------
                                                      6,571
                                                  ---------
NORTH CAROLINA (2.9%)
   North Carolina, Eastern Municipal
     Power Authority RB, Ser B, AMBAC
     Callable 01/01/06 @ 102
     5.125%, 01/01/12                   2,000         2,085
   North Carolina, Eastern Municipal
     Power Authority RB, Ser B, MBIA
     Callable 01/01/07 @ 102
     5.800%, 01/01/16                   1,000         1,070
                                                  ---------
                                                      3,155
                                                  ---------


--------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------
OKLAHOMA (4.6%)
   Oaklahoma City, Water Utilities
     Authority RB, Ser A
     Callable 07/01/09 @ 100
     5.000%, 07/01/24                  $3,000     $   2,933
   Oklahoma State, Health Systems
     Industries Authority RB,
     Integris Baptist Project, Ser D,
     AMBAC Callable 08/15/06 @ 102
     5.000%, 08/15/14                   2,000         2,010
                                                  ---------
                                                      4,943
                                                  ---------
PENNSYLVANIA (11.9%)
   Allegheny County, Pittsburgh
     International Airport RB, Ser B,
     MBIA Callable 01/01/08 @ 101
     5.000%, 01/01/17                   2,000         1,990
   Derry Township, Industrial &
     Commercial Development RB,
     Arena Project, Ser A
     5.375%, 11/01/30                   1,700         1,804
   Pennsylvania State, Finance Authority
     RB, Municipal Capital Improvements
     Program Callable 11/01/03 @ 102
     6.600%, 11/01/09                   1,285         1,369
   Pennsylvania State, Higher Educational
     Facilities Authority RB, Drexel
     University, State Aid Withholding,
     MBIA Callable 05/01/03 @ 102
     6.800%, 05/01/06                   1,560         1,657
   Pennsylvania State, Higher Educational
     Facilities Authority RB, Saint Joseph's
     University Callable 05/01/06 @ 100
     5.000%, 05/01/11                   1,500         1,509
   Philadelphia, Authority For Industrial
     Development Lease Revenue
     RB, Ser B, FSA,
     Callable 10/01/11 @ 101
     5.500%, 10/01/12                   1,500         1,654
   Philadelphia, Hospital & Higher
     Education Authority RB, Presbyterian
     Medical Center Project, ETM
     6.500%, 12/01/11                   1,300         1,477
   Philadelphia, Water & Waste Water
     RB, FGIC
     10.000%, 06/15/05                    700           844
   Philadelphia, Water & Waste Water
     RB, MBIA
     6.250%, 08/01/09                     525           602
                                                  ---------
                                                     12,906
                                                  ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2002



TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------
RHODE ISLAND (1.1%)
   Rhode Island, Depositors Economic
     Protection Authority RB, Special
     Obligation, Ser A, ETM
     6.375%, 08/01/22                  $1,000     $   1,174
                                                  ---------
SOUTH CAROLINA (1.1%)
   Piedmont, Municipal Power Agency
     Authority RB, South Carolina
     Electric Project, MBIA, ETM
     6.250%, 01/01/09                   1,000         1,141
                                                  ---------
TEXAS (9.8%)
   Dallas, Texas Area Rapid Transportation
     RB, Senior Lien, AMBAC,
     Callable 12/1/11 @ 100
     5.000%, 12/01/26                   1,600         1,532
   Duncanville, Texas Independent School
     District GO, Callable 02/15/13 @ 100
     0.000%, 02/15/28                   1,000           951
   Fort Worth, Texas Water & Sewer RB
     Callable 08/15/10 @ 100
     5.750%, 02/15/14                   2,000         2,170
   Fort Worth, Texas Water & Sewer RB,
     Callable 02/15/12 @100
     5.625%, 02/15/15                   1,000         1,076
   Garland, Texas GO, MBIA
     7.125%, 02/15/03                     205           213
   Harris County, Healthcare Facilities
     Development Authority RB, Christus
     Health Project, Ser A, MBIA
     Callable 07/01/09 @ 101
     5.375%, 07/01/24                   1,850         1,829
   Harris County, Healthcare Facilities
     Development Authority RB,
     Hermann Hospital Project, MBIA
     Pre-refunded 10/01/04 @ 101
     6.375%, 10/01/24                   1,000         1,098
   Houston, Water & Sewer Systems
     Authority RB, Junior Lien, Ser C,
     FGIC Callable 12/01/07 @ 101
     5.375%, 12/01/27                   1,140         1,144
   Laredo Texas GO, Ser A, MBIA
     8.625%, 08/15/03                     295           320
   San Antonio, Texas GO
     8.000%, 08/01/02                     300           305
                                                  ---------
                                                     10,638
                                                  ---------


---------------------------------------------------------------
                                   SHARES/FACE
                                  AMOUNT (000)    VALUE (000)
---------------------------------------------------------------
VIRGINIA (0.9%)
   Virginia State Housing Development
     Authority RB, Ser B
     Callable 07/01/10 @ 100
     5.500%, 01/01/16                  $1,000     $   1,030
                                                  ---------
WASHINGTON (4.8%)
   Central Puget Sound, Regional
     Transportation Authority RB,
     Sales Tax & Motor Project, FGIC
     5.250%, 02/01/21                   1,000         1,022
   Clark County, School District
     No. 177 GO, AMBAC
     5.250%, 12/01/14                   1,000         1,072
   Seattle, Limited Tax GO, Ser B
     5.250%, 03/01/04                   1,000         1,048
   Washington State GO, Ser B
     Pre-refunded 05/01/04 @ 100
     5.750%, 05/01/10                      20            21
   Washington State GO,
     Unrefunded Ser B
     5.750%, 05/01/10                     980         1,033
   Washington State, Public Power
     Supply Systems RB, Ser A, MBIA
     Callable 07/01/04 @ 102
     5.000%, 07/01/09                   1,000         1,035
                                                  ---------
                                                      5,231
                                                  ---------
WISCONSIN (1.0%)
   Milwaukee County GO, Ser A, MBIA
     Callable 10/01/07 @ 100
     5.250%, 10/01/08                   1,000         1,070
                                                  ---------
Total Municipal Bonds
     (Cost $100,631)                                106,309
                                                  ---------
SHORT TERM INVESTMENTS (0.5%)
   SEI Institutional
     Tax-Free Portfolio               546,997           547
                                                  ---------
Total Short Term Investments
     (Cost $547)                                        547
                                                  ---------
Total Investments (98.8%)
     (Cost $101,178)                                106,856
                                                  ---------
OTHER ASSETS AND LIABILITIES (1.2%)
Other Assets                                          1,749
Investment Advisory Fee Payable                         (15)
Shareholder Servicing Fee Payable                       (22)
Other Liabilities                                      (397)
                                                  ---------
Total Other Assets and Liabilities, Net               1,315
                                                  ---------
Total Net Assets (100.0%)                          $108,171
                                                  =========

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------
                                                  VALUE (000)
--------------------------------------------------------------
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 10,346,327
   outstanding shares of beneficial interest       $102,284
Undistributed net investment income                     112
Accumulated net realized gain on investments             97
Net unrealized appreciation on investments            5,678
                                                   --------
Total Net Assets                                   $108,171
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share                                   $10.45
                                                   ========

ETM -- ESCROWED TO MATURITY
GNMA -- GENERAL NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
GOA -- GENERAL OBLIGATION OF AUTHORITY
RB -- REVENUE BOND
SER -- SERIES
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE, AS INDICATED.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATE
FSA -- FINANCIAL SECURITY ASSURANCE
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

STATEMENTS OF ASSETS AND LIABILITIES (000)
---------------------------------------------------------------------------------------------------------------------------
PITCAIRN FUNDS APRIL 30, 2002                                                                                   (UNAUDITED)


                                                                              SELECT                              TAXABLE
                                                                               VALUE            SMALL CAP           BOND
                                                                               FUND               FUND              FUND
                                                                            ---------          ---------         ---------
ASSETS:
   Investments, at Cost .................................................   $  63,290          $  32,394         $  41,233
                                                                            =========          =========         =========
   Investments, at Value ................................................   $  68,436          $  33,641         $  41,876
   Cash .................................................................          --                 --                36
   Dividend and Interest Receivable .....................................          90                  8               515
   Receivable for Invesment Securities Sold .............................       3,690              9,121             1,450
                                                                            ---------          ---------         ---------
   Total Assets .........................................................      72,216             42,770            43,877
                                                                            ---------          ---------         ---------
LIABILITIES:
   Payable for Collateral on Securities Loaned ..........................       4,460                514             6,260
   Payable for Investment Securities Purchased ..........................       4,305              6,677             1,481
   Investment Income Payable ............................................          --                 --               167
   Payable for Capital Shares Redeemed ..................................           2                  1                 4
   Invesment Advisory Fee Payable .......................................          30                 17                 4
   Shareholder Servicing Fee Payable ....................................          13                  7                 7
   Other Accrued Expenses ...............................................          15                 17                13
                                                                            ---------          ---------         ---------
   Total Liabilities ....................................................       8,825              7,233             7,936
                                                                            ---------          ---------         ---------
   TOTAL NET ASSETS .....................................................   $  63,391          $  35,537         $  35,941
                                                                            =========          =========         =========
NET ASSETS CONSIST OF:
   Portfolio Shares (Unlimited Authorization -- No Par Value) ...........   $  56,263          $  53,279         $  35,528
   Undistributed Net Investment Income/Accumulated Net Investment Loss ..          72               (154)                7
   Accumulated Net Realized Gain/Loss on Investments ....................       1,910            (18,835)             (237)
   Net Unrealized Appreciation on Investments ...........................       5,146              1,247               643
                                                                            ---------          ---------         ---------
   TOTAL NET ASSETS .....................................................   $  63,391          $  35,537         $  35,941
                                                                            =========          =========         =========
   OUTSTANDING SHARES OF BENEFICIAL INTEREST ............................   6,020,527          5,543,551         3,449,488
                                                                            ---------          ---------         ---------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .............   $   10.53          $    6.41         $   10.42
                                                                            =========          =========         =========

Amounts designated as "--" round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
PITCAIRN FUNDS FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2002


                                                                            DIVERSIFIED          SELECT            SMALL CAP
                                                                               VALUE              VALUE              VALUE
                                                                               FUND               FUND               FUND
                                                                            -----------         ---------         -----------
INCOME:
   Dividends ............................................................     $ 1,430             $  557           $   595
   Interest .............................................................          12                 10                36
   Securities Lending ...................................................          12                  5                29
   Less: Foreign Taxes Withheld                                                    --                 --                (1)
                                                                              -------             ------           -------
   Total Income .........................................................       1,454                572               659
                                                                              -------             ------           -------
EXPENSES:
   Investment Advisory Fees .............................................         511                223               228
   Administrator Fees ...................................................          59                 35                35
   Shareholder Servicing Fees ...........................................         182                 80                81
   Transfer Agent Fees ..................................................           9                  9                 9
   Professional Fees ....................................................          36                 16                17
   Registration Fees ....................................................           5                  2                 2
   Custody Fees .........................................................           7                  4                 7
   Printing Expense .....................................................           4                  2                 2
   Trustee Fees .........................................................           7                  3                 3
   Insurance and Other Expenses .........................................           6                  2                 3
                                                                              -------             ------           -------
   Total Operating Expenses .............................................         826                376               387
   Less: Investment Advisory Fees  Waived ...............................         (84)               (52)              (32)
                                                                              -------             ------           -------
   Total Net Operating Expenses .........................................         742                324               355
   Interest Expense .....................................................          --                 --                28
                                                                              -------             ------           -------
   Total Expenses .......................................................         742                324               383
                                                                              -------             ------           -------
   Net Investment Income (Loss) .........................................         712                248               276
                                                                              -------             ------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Securities Sold ..........................      (1,681)             2,067             1,963
   Net Realized Loss on Foreign Currency Transactions ...................          --                 --                --
   Net Change in Unrealized Appreciation on Translation of Foreign Currency
     and Other Assets and Liabilities Denominated in Foreign Currency ...          --                 --                --
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..      14,013              1,150            10,741
                                                                              -------             ------           -------
   Total Net Realized and Unrealized Gain (Loss) on Investments .........      12,332              3,217            12,704
                                                                              -------             ------           -------
   Net Increase (Decrease) in Net Assets from Operations ................     $13,044             $3,465           $12,980
                                                                              =======             ======           =======

                                                                                                                        FAMILY
                                                                               DIVERSIFIED    SELECT                   HERITAGE
                                                                                 GROWTH       GROWTH    SMALL CAP  [REGISTERED MARK]
                                                                                  FUND         FUND        FUND          FUND
                                                                              -------------  --------  -----------    -----------
INCOME:
   Dividends ............................................................       $   408       $   106     $    60      $     371
   Interest .............................................................             5             2          11             23
   Securities Lending ...................................................             6             2          24             32
   Less: Foreign Taxes Withheld .........................................            --            (2)         --             --
                                                                                -------       -------     -------      ---------
   Total Income .........................................................           419           108          95            426
                                                                                -------       -------     -------      ---------
EXPENSES:
   Investment Advisory Fees .............................................           394           185         171            367
   Administrator Fees ...................................................            45            35          35             35
   Shareholder Servicing Fees ...........................................           141            55          45            102
   Transfer Agent Fees ..................................................             9             9           9              9
   Professional Fees ....................................................            28            11           9             20
   Registration Fees ....................................................             4             1           1              2
   Custody Fees .........................................................             5             6          14              3
   Printing Expense .....................................................             3             1           1              2
   Trustee Fees .........................................................             5             2           2              4
   Insurance and Other Expenses .........................................             5             2           2              6
                                                                                -------       -------     -------      ---------
   Total Operating Expenses .............................................           639           307         289            550
   Less: Investment Advisory Fees  Waived ...............................           (70)          (55)        (40)           (28)
                                                                                -------       -------     --------      ---------
   Total Net Operating Expenses .........................................           569           252         249            522
   Interest Expense .....................................................            --            --          --             --
                                                                                -------       -------     -------      ---------
   Total Expenses .......................................................           569           252         249            522
                                                                                -------       -------     -------      ---------
   Net Investment Income (Loss) .........................................          (150)         (144)       (154)           (96)
                                                                                -------       -------     -------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Securities Sold ..........................        (8,772)       (6,120)      1,160         (1,868)
   Net Realized Loss on Foreign Currency Transactions ...................            --            --          --             --
   Net Change in Unrealized Appreciation on Translation of Foreign Currency
     and Other Assets and Liabilities Denominated in Foreign Currency ...            --            --          --             --
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..         4,947         7,226       2,078          7,942
                                                                                -------       -------     -------      ---------
   Total Net Realized and Unrealized Gain (Loss) on Investments .........        (3,825)        1,106       3,238          6,074
                                                                                -------       -------     --------      ---------
   Net Increase (Decrease) in Net Assets from Operations ................       $(3,975)      $   962     $ 3,084      $   5,978
                                                                                =======       =======     =======      =========



                                                                                    INTERNATIONAL      TAXABLE         TAX-EXEMPT
                                                                                        EQUITY          BOND              BOND
                                                                                         FUND           FUND              FUND
                                                                                   ---------------    ---------       -----------
INCOME:
   Dividends ............................................................              $  1,059        $   --            $   --
   Interest .............................................................                    17         1,070             2,649
   Securities Lending ...................................................                    34            19                --
   Less: Foreign Taxes Withheld .........................................                   (69)           --                --
                                                                                       --------        ------            ------
   Total Income .........................................................                 1,041         1,089             2,649
                                                                                       --------        ------            ------
EXPENSES:
   Investment Advisory Fees .............................................                   498            69               164
   Administrator Fees ...................................................                    42            35                44
   Shareholder Servicing Fees ...........................................                   131            43               136
   Transfer Agent Fees ..................................................                     9             9                 9
   Professional Fees ....................................................                    26             8                32
   Registration Fees ....................................................                     3             1                 3
   Custody Fees .........................................................                    55             3                 4
   Printing Expense .....................................................                     3             1                 3
   Trustee Fees .........................................................                     5             1                 5
   Insurance and Other Expenses .........................................                     8             2                 5
                                                                                       --------        ------            ------
   Total Operating Expenses .............................................                   780           172               405
   Less: Investment Advisory Fees  Waived ...............................                   (90)          (33)              (78)
                                                                                       --------        ------            ------
   Total Net Operating Expenses .........................................                   690           139               327
   Interest Expense .....................................................                    --            --                --
                                                                                       --------        ------            ------
   Total Expenses .......................................................                   690           139               327
                                                                                       --------        ------            ------
   Net Investment Income (Loss) .........................................                   351           950             2,322
                                                                                       --------        ------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Securities Sold ..........................               (17,139)         (205)               98
   Net Realized Loss on Foreign Currency Transactions ...................                   (47)           --                --
   Net Change in Unrealized Appreciation on Translation of Foreign Currency
     and Other Assets and Liabilities Denominated in Foreign Currency ...                     7            --                --
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..                24,130        (1,337)           (1,573)
                                                                                       --------        ------            ------
   Total Net Realized and Unrealized Gain (Loss) on Investments .........                 6,951        (1,542)           (1,475)
                                                                                       --------        ------            ------
   Net Increase (Decrease) in Net Assets from Operations ................              $  7,302        $ (592)           $  847
                                                                                       ========        =======           ======

Amounts designated as "--" round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
PITCAIRN FUNDS FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2002 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2001


                                                                               DIVERSIFIED VALUE FUND           SELECT VALUE FUND
                                                                              -------------------------    -------------------------
                                                                              11/01/01-       11/01/00-    11/01/01-       11/01/00-
                                                                              04/30/02        10/31/01     04/30/02        10/31/01
                                                                              ---------       ---------    ---------       ---------
OPERATIONS:
   Net Investment Income (Loss) ...........................................    $    712       $  1,429    $     248        $   564
   Net Realized Gain (Loss) on Investments ................................      (1,681)            59        2,067            (14)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ....      14,013        (20,730)       1,150         (5,740)
                                                                               --------       --------    ---------       --------
     Increase (Decrease) in Net Assets from Operations ....................      13,044        (19,242)       3,465         (5,190)
                                                                               --------       --------    ---------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ..................................................        (850)        (1,402)        (262)          (560)
   Net Realized Gains .....................................................          --             --           --             --
                                                                               --------       --------    ---------       --------
   Total Distributions ....................................................        (850)        (1,402)        (262)          (560)
                                                                               --------       --------    ---------       --------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued ..........................................       3,595         11,211        4,581         15,933
     Reinvestment of Distributions ........................................          84             97           47             83
     Cost of Shares Repurchased ...........................................      (8,955)       (16,720)      (5,426)       (11,672)
                                                                               --------       --------    ---------       --------
   Increase (Decrease) in Net Assets From Capital Transactions ............      (5,276)        (5,412)        (798)         4,344
                                                                               --------       --------    ---------       --------
     Total Increase (Decrease) in Net Assets ..............................       6,918        (26,056)       2,405         (1,406)
NET ASSETS:
   Beginning of Period ....................................................     139,767        165,823       60,986         62,392
                                                                               --------       --------    ---------       --------
   End of Period ..........................................................    $146,685       $139,767    $  63,391       $ 60,986
                                                                               ========       ========    =========       ========
SHARE TRANSACTIONS:
     Shares Issued ........................................................         365          1,090          430          1,439
     Shares Issued in Lieu of Distributions ...............................           8              9            4              7
     Shares Repurchased ...................................................        (909)        (1,649)        (507)        (1,045)
                                                                               --------       --------    ---------       --------
   Increase (Decrease) in Shares ..........................................        (536)          (550)         (73)           401
                                                                               ========       ========    =========       ========


                                                                              SMALL CAP VALUE FUND       DIVERSIFIED GROWTH FUND
                                                                             ----------------------      -----------------------
                                                                             11/01/01-     11/01/00-     11/01/01-     11/01/00-
                                                                             04/30/02      10/31/01      04/30/02      10/31/01
                                                                             ---------     ---------     ---------     ---------
OPERATIONS:
   Net Investment Income (Loss) ...........................................   $   276        $  645     $   (150)      $   (574)
   Net Realized Gain (Loss) on Investments ................................     1,963         1,711       (8,772)       (25,505)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ....    10,741         1,792        4,947        (40,034)
                                                                              -------      --------     --------       --------
     Increase (Decrease) in Net Assets from Operations ....................    12,980         4,148       (3,975)       (66,113)
                                                                              -------      --------     --------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ..................................................      (316)         (649)          --             --
   Net Realized Gains .....................................................        --            --           --             --
                                                                              -------      --------     --------       --------
   Total Distributions ....................................................      (316)         (649)          --             --
                                                                              -------      --------     --------       --------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued ..........................................     1,165         3,105        4,388         12,363
     Reinvestment of Distributions ........................................        32            39           --             --
     Cost of Shares Repurchased ...........................................    (7,397)      (12,067)      (4,503)       (14,069)
                                                                              -------      --------     --------       --------
   Increase (Decrease) in Net Assets From Capital Transactions ............    (6,200)       (8,923)        (115)        (1,706)
                                                                              -------      --------     --------       --------
     Total Increase (Decrease) in Net Assets ..............................     6,464        (5,424)      (4,090)       (67,819)
NET ASSETS:
   Beginning of Period ....................................................    62,227        67,651      107,141        174,960
                                                                              -------      --------     --------       --------
   End of Period ..........................................................   $68,691      $ 62,227     $103,051       $107,141
                                                                              =======      ========     ========       ========
SHARE TRANSACTIONS:
     Shares Issued ........................................................        98           276          724          1,810
     Shares Issued in Lieu of Distributions ...............................         3             4           --             --
     Shares Repurchased ...................................................      (623)       (1,093)        (735)        (1,948)
                                                                              -------      --------     --------       --------
   Increase (Decrease) in Shares ..........................................      (522)         (813)         (11)          (138)
                                                                              =======      ========     ========       ========

                                                                                     SELECT GROWTH FUND
                                                                                  ------------------------
                                                                                  11/01/01-      11/01/00-
                                                                                  04/30/02       10/31/01
                                                                                  ---------      ---------
OPERATIONS:
   Net Investment Income (Loss) ...........................................       $   (144)     $   (286)
   Net Realized Gain (Loss) on Investments ................................         (6,120)       (9,561)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ....          7,226       (12,762)
                                                                                  --------      --------
     Increase (Decrease) in Net Assets from Operations ....................            962       (22,609)
                                                                                  --------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ..................................................             --            --
   Net Realized Gains .....................................................             --           (21)
                                                                                  --------      --------
   Total Distributions ....................................................             --           (21)
                                                                                  --------      --------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued ..........................................          5,230        18,226
     Reinvestment of Distributions ........................................             --             9
     Cost of Shares Repurchased ...........................................         (4,568)      (11,073)
                                                                                  --------      --------
   Increase (Decrease) in Net Assets From Capital Transactions ............            662         7,162
                                                                                  --------      --------
     Total Increase (Decrease) in Net Assets ..............................          1,624       (15,468)
NET ASSETS:
   Beginning of Period ....................................................         39,326        54,794
                                                                                  --------      --------
   End of Period ..........................................................       $ 40,950      $ 39,326
                                                                                  ========      ========
SHARE TRANSACTIONS:
     Shares Issued ........................................................            829         2,625
     Shares Issued in Lieu of Distributions ...............................             --             1
     Shares Repurchased ...................................................           (720)       (1,613)
                                                                                  --------      --------
   Increase (Decrease) in Shares ..........................................            109         1,013
                                                                                  ========      ========

Amounts designated as "--" round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                     30 & 31

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
PITCAIRN FUNDS FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2002 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2001


                                                                                                               FAMILY HERITAGE
                                                                                  SMALL CAP FUND            [REGISTERED MARK]FUND
                                                                             -------------------------     -------------------------
                                                                             11/01/01-       11/01/00-     11/01/01-       11/01/00-
                                                                             04/30/02        10/31/01      04/30/02        10/31/01
                                                                             ---------       ---------     ---------       ---------
OPERATIONS:
   Net Investment Income (Loss) ...........................................    $  (154)      $   (403)     $    (96)      $   (170)
   Net Realized Gain (Loss) on Investments ................................      1,160        (16,824)       (1,868)        (3,749)
   Net Realized Gain (Loss) on Foreign Currency Transactions ..............         --             --            --             --
   Net Change in Unrealized Appreciation on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency ......         --             --            --             --
   Net Change in Unrealized Appreciation (Depreciation) on Investments ....      2,078         (9,905)        7,942        (16,763)
                                                                               -------       --------      --------       --------
   Increase (Decrease) in Net Assets from Operations ......................      3,084        (27,132)        5,978        (20,682)
                                                                               -------       --------      --------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ..................................................         --             --            --             --
   Net Realized Gains .....................................................         --             --            --             --
                                                                               -------       --------      --------       --------
   Total Distributions ....................................................         --             --            --             --
                                                                               -------       --------      --------       --------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued ..........................................        878          2,774         2,747          7,197
     Proceeds from Shares Issued in Connection with Fund Reorganization(1)          --             --            --             --
     Reinvestment of Distributions ........................................         --             --            --             --
     Cost of Shares Repurchased ...........................................     (2,791)        (6,568)       (4,933)        (7,640)
                                                                               -------       --------      --------       --------
   Increase (Decrease) in Net Assets From Capital Transactions ............     (1,913)        (3,794)       (2,186)          (443)
                                                                               -------       --------      --------       --------
     Total Increase (Decrease) in Net Assets ..............................      1,171        (30,926)        3,792        (21,125)
NET ASSETS:
   Beginning of Period ....................................................     34,366         65,292        77,295         98,420
                                                                               -------       --------      --------       --------
   End of Period ..........................................................    $35,537       $ 34,366      $ 81,087       $ 77,295
                                                                               =======       ========      ========       ========
SHARE TRANSACTIONS:
     Shares Issued ........................................................        137            371           322            782
     Shares Issued in Connection with Fund Reorganization(1) ..............         --             --            --             --
     Shares Issued in Lieu of Cash Distributions ..........................         --             --            --             --
     Shares Repurchased ...................................................       (436)          (888)         (578)          (866)
                                                                               -------       --------      --------       --------
   Increase (Decrease) in Shares ..........................................       (299)          (517)         (256)           (84)
                                                                               =======       ========      ========       ========


                                                                               INTERNATIONAL EQUITY FUND       TAXABLE BOND FUND
                                                                               -------------------------    -----------------------
                                                                                11/01/01-     11/01/00-     11/01/01-     11/01/00-
                                                                                04/30/02      10/31/01      04/30/02      10/31/01
                                                                                ---------     ---------     ---------     ---------
OPERATIONS:
   Net Investment Income (Loss) ...........................................     $    351      $    224     $    950       $  2,131
   Net Realized Gain (Loss) on Investments ................................      (17,139)      (16,513)        (205)           438
   Net Realized Gain (Loss) on Foreign Currency Transactions ..............          (47)        1,303           --             --
   Net Change in Unrealized Appreciation on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency ......            7            12           --             --
   Net Change in Unrealized Appreciation (Depreciation) on Investments ....       24,130       (40,426)      (1,337)         2,722
                                                                                --------      --------     --------       --------
   Increase (Decrease) in Net Assets from Operations ......................        7,302       (55,400)        (592)         5,291
                                                                                --------      --------     --------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ..................................................       (1,095)         (449)        (955)        (2,164)
   Net Realized Gains .....................................................           --          (490)        (285)            --
                                                                                --------      --------     --------       --------
   Total Distributions ....................................................       (1,095)         (939)      (1,240)        (2,164)
                                                                                --------      --------     --------       --------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued ..........................................        7,447         6,468        4,140          5,300
     Proceeds from Shares Issued in Connection with Fund Reorganization(1)            --            --           --             --
     Reinvestment of Distributions ........................................          112           212          344            416
     Cost of Shares Repurchased ...........................................      (14,961)      (16,593)      (2,273)       (10,493)
                                                                                --------      --------     --------       --------
   Increase (Decrease) in Net Assets From Capital Transactions ............       (7,402)       (9,913)       2,211         (4,777)
                                                                                --------      --------     --------       --------
     Total Increase (Decrease) in Net Assets ..............................       (1,195)      (66,252)         379         (1,650)
NET ASSETS:
   Beginning of Period ....................................................      108,777       175,029       35,562         37,212
                                                                                --------      --------     --------       --------
   End of Period ..........................................................     $107,582      $108,777     $ 35,941       $ 35,562
                                                                                ========      ========     ========       ========
SHARE TRANSACTIONS:
     Shares Issued ........................................................        1,166           871          394            511
     Shares Issued in Connection with Fund Reorganization(1) ..............           --            --           --             --
     Shares Issued in Lieu of Cash Distributions ..........................           17            24           33             40
     Shares Repurchased ...................................................       (2,339)       (2,180)        (218)        (1,000)
                                                                                --------      --------     --------       --------
   Increase (Decrease) in Shares ..........................................       (1,156)       (1,285)         209           (449)
                                                                                ========      ========     ========       ========

                                                                                   TAX-EXEMPT BOND FUND
                                                                                 ------------------------
                                                                                 11/01/01-      11/01/00-
                                                                                 04/30/02       10/31/01
                                                                                 ---------      ---------
OPERATIONS:
   Net Investment Income (Loss) ...........................................      $  2,322       $  4,495
   Net Realized Gain (Loss) on Investments ................................            98            110
   Net Realized Gain (Loss) on Foreign Currency Transactions ..............            --             --
   Net Change in Unrealized Appreciation on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency ......            --             --
   Net Change in Unrealized Appreciation (Depreciation) on Investments ....        (1,573)         5,256
                                                                                 --------       --------
   Increase (Decrease) in Net Assets from Operations ......................           847          9,861
                                                                                 --------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ..................................................        (2,313)        (4,536)
   Net Realized Gains .....................................................           (61)            --
                                                                                 --------       --------
   Total Distributions ....................................................        (2,374)        (4,536)
                                                                                 --------       --------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued ..........................................         2,906          8,999
     Proceeds from Shares Issued in Connection with Fund Reorganization(1)             --          7,654
     Reinvestment of Distributions ........................................            46             46
     Cost of Shares Repurchased ...........................................        (6,325)        (8,140)
                                                                                 --------       --------
   Increase (Decrease) in Net Assets From Capital Transactions ............        (3,373)         8,559
                                                                                 --------       --------
     Total Increase (Decrease) in Net Assets ..............................        (4,900)        13,884
NET ASSETS:
   Beginning of Period ....................................................       113,071         99,187
                                                                                 --------       --------
   End of Period ..........................................................      $108,171       $113,071
                                                                                 ========       ========
SHARE TRANSACTIONS:
     Shares Issued ........................................................           278            845
     Shares Issued in Connection with Fund Reorganization(1) ..............            --            725
     Shares Issued in Lieu of Cash Distributions ..........................             4              4
     Shares Repurchased ...................................................          (605)          (785)
                                                                                 --------       --------
   Increase (Decrease) in Shares ..........................................          (323)           789
                                                                                 ========       ========

(1) Net asset value of shares issued in connection in the acquisition of the net assets of Kala Investment Corporation (see Note 9 in the Notes to Financial Statements).
Amounts designated as "--" round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                     32 & 33

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                         DIVERSIFIED VALUE FUND
                                                                             ----------------------------------------------
                                                                                  For the
                                                                             Six Month Period      For the        For the
                                                                              Ended 04/30/02     Year Ended    Period Ended
                                                                                (Unaudited)       10/31/01      10/31/00(1)
                                                                             ----------------    ----------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................................        $  9.19         $ 10.52      $ 10.00
                                                                                   -------         -------      -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income ..................................................           0.05            0.09         0.01(4)
   Net Realized and Unrealized Gains (Losses) on Investments ..............           0.81           (1.33)        0.51(4)
                                                                                   -------         -------      -------
     Total from Investment Operations .....................................           0.86           (1.24)        0.52
                                                                                   -------         -------      -------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income ...............................          (0.06)          (0.09)          --
   Distributions from Realized Gains ......................................             --              --           --
                                                                                   -------         -------      -------
     Total Distributions ..................................................          (0.06)          (0.09)          --
                                                                                   -------         -------      -------
NET ASSET VALUE, END OF PERIOD ............................................        $  9.99          $ 9.19      $ 10.52
                                                                                   =======         =======      =======

TOTAL RETURN ..............................................................           9.33%+        (11.87)%       5.24%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...................................       $146,685        $139,767     $165,823
   Ratio of Expenses to Average Net Assets ................................           1.02%*          1.00%        1.00%*
   Ratio of Expenses (Excluding Interest Expense) to Average Net Assets ...           1.02%*          1.00%        1.00%*
   Ratio of Net Investment Income to Average Net Assets ...................           0.98%*          0.92%        0.73%*
   Ratio of Expenses Before Fee Waivers to Average Net Assets .............           1.13%*          1.16%        1.22%*
   Ratio of Net Investment Income Before Fee Waivers to
       Average Net Assets .................................................           0.87%*          0.76%        0.51%*
   Portfolio Turnover Rate ................................................              4%             48%          12%

 +   Returns are for the period indicated and have not been annualized.
 *   Annualized
(1)  Commenced operations on August 4, 2000.
(2)  Commenced operations on August 11, 2000.
(3)  Commenced operations on August 25, 2000.
(4) Per share net investment income and net realized and unrealized gain calculated using average shares.
Amounts designated as "--" round to $0.

                                                                                             SELECT VALUE FUND
                                                                              ------------------------------------------------
                                                                                    For the
                                                                              Six Month Period       For the         For the
                                                                               Ended 04/30/02      Year Ended     Period Ended
                                                                                 (Unaudited)        10/31/01       10/31/00(2)
                                                                              ----------------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................................        $ 10.01           $ 10.96         $ 10.00
                                                                                   -------           -------         -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income ..................................................           0.04              0.09            0.02
   Net Realized and Unrealized Gains (Losses) on Investments ..............           0.52             (0.95)           0.95
                                                                                   -------           -------         -------
     Total from Investment Operations .....................................           0.56             (0.86)           0.97
                                                                                   -------           -------         -------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income ...............................          (0.04)            (0.09)          (0.01)
   Distributions from Realized Gains ......................................             --                --              --
                                                                                   -------           -------         -------
     Total Distributions ..................................................          (0.04)            (0.09)          (0.01)
                                                                                   -------           -------         -------
NET ASSET VALUE, END OF PERIOD ............................................        $ 10.53           $ 10.01         $ 10.96
                                                                                   =======           =======         =======

TOTAL RETURN ..............................................................           5.62%+           (7.90)%          9.70%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...................................        $63,391           $60,986         $62,392
   Ratio of Expenses to Average Net Assets ................................           1.02%*            1.00%           1.00%*
   Ratio of Expenses (Excluding Interest Expense) to Average Net Assets ...           1.02%*            1.00%           1.00%*
   Ratio of Net Investment Income to Average Net Assets ...................           0.78%*            0.85%           0.95%*
   Ratio of Expenses Before Fee Waivers to Average Net Assets .............           1.18%*            1.19%           1.33%*
   Ratio of Net Investment Income Before Fee Waivers to
       Average Net Assets .................................................           0.62%*            0.66%           0.62%*
   Portfolio Turnover Rate ................................................             61%              104%             27%



                                                                                              SMALL CAP VALUE FUND
                                                                               -----------------------------------------------
                                                                                     For the
                                                                               Six Month Period      For the         For the
                                                                                Ended 04/30/02     Year Ended     Period Ended
                                                                                  (Unaudited)       10/31/01       10/31/00(3)
                                                                               ----------------    ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................................        $ 10.67          $ 10.18          $ 10.00
                                                                                   -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income ..................................................           0.05             0.10             0.02
   Net Realized and Unrealized Gains (Losses) on Investments ..............           2.27             0.49             0.16
                                                                                   -------          -------          -------
     Total from Investment Operations .....................................           2.32             0.59             0.18
                                                                                   -------          -------          -------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income ...............................          (0.05)           (0.10)              --
   Distributions from Realized Gains ......................................             --               --               --
                                                                                   -------          -------          -------
     Total Distributions ..................................................          (0.05)           (0.10)              --
                                                                                   -------          -------          -------
NET ASSET VALUE, END OF PERIOD ............................................       $  12.94          $ 10.67          $ 10.18
                                                                                   =======          =======          =======

TOTAL RETURN ..............................................................          21.86%+           5.80%            1.80%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...................................        $68,691          $62,227          $67,651
   Ratio of Expenses to Average Net Assets ................................           1.18%*           1.16%            1.22%*
   Ratio of Expenses (Excluding Interest Expense) to Average Net Assets ...           1.09%*           1.00%            1.00%*
   Ratio of Net Investment Income to Average Net Assets ...................           0.86%*           0.93%            1.11%*
   Ratio of Expenses Before Fee Waivers to Average Net Assets .............           1.19%*           1.19%            1.33%*
   Ratio of Net Investment Income Before Fee Waivers to
       Average Net Assets .................................................           0.76%*           0.74%            0.78%*
   Portfolio Turnover Rate ................................................             16%              96%              10%


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                                                                        DIVERSIFIED GROWTH FUND
                                                                             -----------------------------------------------
                                                                                  For the
                                                                             Six Month Period      For the         For the
                                                                              Ended 04/30/02     Year Ended     Period Ended
                                                                                (Unaudited)       10/31/01       10/31/00(1)
                                                                             ----------------    ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................................       $   5.66        $   9.18        $  10.00
                                                                                  --------        --------       ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) ...........................................          (0.01)          (0.03)          (0.01)
   Net Realized and Unrealized Gains (Losses) on Investments ..............          (0.20)          (3.49)          (0.81)
                                                                                  --------        --------       ---------
     Total from Investment Operations .....................................          (0.21)          (3.52)          (0.82)
                                                                                  --------        --------       ---------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income ...............................             --              --              --
   Distributions from Realized Gains ......................................             --              --              --
                                                                                  --------        --------       ---------
     Total Distributions ..................................................             --              --              --
                                                                                  --------        --------       ---------
NET ASSET VALUE, END OF PERIOD ............................................       $   5.45        $   5.66        $   9.18
                                                                                  ========        ========        ========

TOTAL RETURN ..............................................................          (3.71)%+       (38.34)%         (8.20)%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...................................       $103,051        $107,141        $174,960
   Ratio of Expenses to Average Net Assets ................................           1.01%*          1.00%           1.00%*
   Ratio of Net Investment Income (Loss) to Average Net Assets ............          (0.27)%*        (0.44)%         (0.68)%*
   Ratio of Expenses Before Fee Waivers to Average Net Assets .............           1.13%*          1.17%           1.22%*
   Ratio of Net Investment Income (Loss) Before Fee Waivers to
      Average Net Assets ..................................................          (0.39)%*        (0.61)%         (0.90)%*
   Portfolio Turnover Rate ................................................              9%             37%              6%

 +   Returns are for the period indicated and have not been annualized.
 *   Annualized
(1)  Commenced operations on August 4, 2000.
(2)  Commenced operations on August 11, 2000.
Amounts designated as "--" round to $0.

                                                                                          SELECT GROWTH FUND
                                                                              -----------------------------------------------
                                                                                  For the
                                                                             Six Month Period       For the         For the
                                                                              Ended 04/30/02      Year Ended     Period Ended
                                                                                (Unaudited)        10/31/01       10/31/00(2)
                                                                             ----------------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................................          $  5.55           $ 9.02          $ 10.00
                                                                                     -------           -------         -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) ...........................................            (0.02)            (0.04)          (0.01)
   Net Realized and Unrealized Gains (Losses) on Investments ..............             0.16             (3.43)          (0.97)
                                                                                     -------           -------         -------
     Total from Investment Operations .....................................             0.14             (3.47)          (0.98)
                                                                                     -------           -------         -------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income ...............................               --                --              --
   Distributions from Realized Gains ......................................               --                --              --
                                                                                     -------           -------         -------
     Total Distributions ..................................................               --                --              --
                                                                                     -------           -------         -------
NET ASSET VALUE, END OF PERIOD ............................................          $  5.69           $  5.55         $  9.02
                                                                                     =======           =======         =======

TOTAL RETURN ..............................................................             2.52%+          (38.44)%         (9.80)%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...................................          $40,950           $39,326         $54,794
   Ratio of Expenses to Average Net Assets ................................             1.16%*            1.15%           1.15%*
   Ratio of Net Investment Income (Loss) to Average Net Assets ............            (0.65)%*          (0.63)%         (0.61)%*
   Ratio of Expenses Before Fee Waivers to Average Net Assets .............             1.41%*            1.43%           1.50%*
   Ratio of Net Investment Income (Loss) Before Fee Waivers to
      Average Net Assets ..................................................            (0.90)%*          (0.91)%         (0.96)%*
   Portfolio Turnover Rate ................................................               10%               37%             13%


                                                                                            SMALL CAP FUND
                                                                              -----------------------------------------------
                                                                                   For the
                                                                              Six Month Period      For the         For the
                                                                               Ended 04/30/02     Year Ended     Period Ended
                                                                                 (Unaudited)       10/31/01       10/31/00(2)
                                                                              ----------------    ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................................          $  5.88         $  10.27         $  10.00
                                                                                     -------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) ...........................................            (0.03)           (0.07)           (0.02)
   Net Realized and Unrealized Gains (Losses) on Investments ..............             0.56            (4.32)            0.29
                                                                                     -------         --------         --------
     Total from Investment Operations .....................................             0.53            (4.39)            0.27
                                                                                     -------         --------         --------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income ...............................               --               --               --
   Distributions from Realized Gains ......................................               --               --               --
                                                                                     -------         --------         --------
     Total Distributions ..................................................               --               --               --
                                                                                     -------         --------         --------
NET ASSET VALUE, END OF PERIOD ............................................          $  6.41         $   5.88         $  10.27
                                                                                     =======         ========         ========

TOTAL RETURN ..............................................................             9.01%+         (42.75)%           2.70%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...................................          $35,537         $ 34,366         $ 65,292
   Ratio of Expenses to Average Net Assets ................................             1.38%*           1.25%            1.25%*
   Ratio of Net Investment Income (Loss) to Average Net Assets ............            (0.85)%*         (0.91)%          (0.71)%*
   Ratio of Expenses Before Fee Waivers to Average Net Assets .............             1.61%*           1.54%            1.54%*
   Ratio of Net Investment Income (Loss) Before Fee Waivers to
      Average Net Assets ..................................................            (1.08)%*         (1.20)%          (1.00)%*
   Portfolio Turnover Rate ................................................              153%             184%              29%

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                                             FAMILY HERITAGE
                                                                                          [REGISTERED MARK] FUND
                                                                            -----------------------------------------------
                                                                                  For the
                                                                             Six Month Period      For the        For the
                                                                              Ended 04/30/02     Year Ended    Period Ended
                                                                                (Unaudited)       10/31/01      10/31/00(1)
                                                                             ----------------    -----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................................        $  7.82         $  9.87      $ 10.00
                                                                                   -------         -------       ------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) ...........................................          (0.01)          (0.02)       (0.01)
   Net Realized and Unrealized Gains (Losses) on Investments ..............           0.61           (2.03)       (0.12)
                                                                                   -------         -------       ------
     Total from Investment Operations .....................................           0.60           (2.05)       (0.13)
                                                                                   -------         -------       ------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income ...............................            --               --           --
   Distributions from Realized Gains ......................................            --               --           --
                                                                                   -------         -------       ------
     Total Distributions ..................................................            --               --           --
                                                                                   -------         -------       ------
NET ASSET VALUE, END OF PERIOD ............................................        $  8.42         $  7.82      $  9.87
                                                                                   =======         =======      =======

TOTAL RETURN ..............................................................           7.67%+        (20.77)%      (1.30)%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...................................        $81,087         $77,295      $98,420
   Ratio of Expenses to Average Net Assets ................................           1.28%*          1.20%        1.20%*
   Ratio of Net Investment Income (Loss) to Average Net Assets ............          (0.24)%*        (0.19)%      (0.29)%*
   Ratio of Expenses Before Fee Waivers to Average Net Assets .............           1.35%*          1.37%        1.44%*
   Ratio of Net Investment Income (Loss) Before Fee Waivers to
       Average Net Assets .................................................          (0.31)%*        (0.36)%      (0.53)%*
   Portfolio Turnover Rate ................................................              3%             37%           1%

  +  Returns are for the period indicated and have not been annualized.
  *  Annualized
(1)  Commenced operations on August 4, 2000.
Amounts designated as "--" round to $0.

                                                                                       INTERNATIONAL EQUITY FUND
                                                                           ------------------------------------------------
                                                                                  For the
                                                                            Six Month Period       For the         For the
                                                                             Ended 04/30/02      Year Ended     Period Ended
                                                                               (Unaudited)        10/31/01       10/31/00(1)
                                                                            ----------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................................       $  6.19          $   9.28        $  10.00
                                                                                  -------          --------        --------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) ...........................................          0.02              0.01           (0.01)
   Net Realized and Unrealized Gains (Losses) on Investments ..............          0.40             (3.05)          (0.71)
                                                                                  -------          --------        --------
     Total from Investment Operations .....................................          0.42             (3.04)          (0.72)
                                                                                  -------          --------        --------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income ...............................         (0.06)            (0.02)             --
   Distributions from Realized Gains ......................................            --             (0.03)             --
                                                                                  -------          --------        --------
     Total Distributions ..................................................         (0.06)            (0.05)             --
                                                                                  -------          --------        --------
NET ASSET VALUE, END OF PERIOD ............................................       $  6.55          $   6.19        $   9.28
                                                                                  =======          ========        ========

TOTAL RETURN ..............................................................          6.85%+          (32.91)%         (7.20)%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...................................      $107,582          $108,777        $175,029
   Ratio of Expenses to Average Net Assets ................................          1.31%*            1.25%           1.25%*
   Ratio of Net Investment Income (Loss) to Average Net Assets ............          0.80%*            0.16%          (0.37)%*
   Ratio of Expenses Before Fee Waivers to Average Net Assets .............          1.38%*            1.45%           1.53%*
   Ratio of Net Investment Income (Loss) Before Fee Waivers to
       Average Net Assets .................................................          0.73%*           (0.04)%         (0.65)%*
   Portfolio Turnover Rate ................................................            42%               44%             10%


                                                                                            TAXABLE BOND FUND
                                                                             ------------------------------------------------
                                                                                    For the
                                                                              Six Month Period      For the         For the
                                                                               Ended 04/30/02     Year Ended     Period Ended
                                                                                 (Unaudited)       10/31/01       10/31/00(1)
                                                                              ----------------    ----------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................................        $ 10.98          $ 10.09          $ 10.00
                                                                                   -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) ...........................................           0.29             0.59             0.15
   Net Realized and Unrealized Gains (Losses) on Investments ..............          (0.47)            0.90             0.09
                                                                                   -------          -------          -------
     Total from Investment Operations .....................................          (0.18)            1.49             0.24
                                                                                   -------          -------          -------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income ...............................          (0.29)           (0.60)           (0.15)
   Distributions from Realized Gains ......................................          (0.09)              --               --
                                                                                   -------          -------          -------
     Total Distributions ..................................................          (0.38)           (0.60)           (0.15)
                                                                                   -------          -------          -------
NET ASSET VALUE, END OF PERIOD ............................................        $ 10.42          $ 10.98          $ 10.09
                                                                                   =======          =======          =======

TOTAL RETURN ..............................................................          (1.64)%+         15.19%            2.36%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...................................        $35,941          $35,562          $37,212
   Ratio of Expenses to Average Net Assets ................................           0.81%*           0.70%            0.70%*
   Ratio of Net Investment Income (Loss) to Average Net Assets ............           5.50%*           5.63%            6.51%*
   Ratio of Expenses Before Fee Waivers to Average Net Assets .............           1.00%*           0.99%            1.10%*
   Ratio of Net Investment Income (Loss) Before Fee Waivers to
       Average Net Assets .................................................           5.31%*           5.34%            6.11%
   Portfolio Turnover Rate ................................................             41%              54%               7%



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                         TAX-EXEMPT BOND FUND
                                                                          ------------------------------------------------
                                                                               For the
                                                                          Six Month Period       For the        For the
                                                                           Ended 04/30/02      Year Ended    Period Ended
                                                                           (Unaudited)(2)       10/31/01      10/31/00(1)
                                                                          ----------------     ----------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD .....................................        $  10.60        $  10.04      $ 10.00
                                                                                  --------        --------      -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income .................................................            0.22            0.45         0.10
   Net Realized and Unrealized Gains (Losses) on Investments .............           (0.14)           0.57         0.04
                                                                                  --------        --------      -------
     Total from Investment Operations ....................................            0.08            1.02         0.14
                                                                                  --------        --------      -------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income ..............................           (0.22)          (0.46)       (0.10)
   Distributions from Realized Gains .....................................           (0.01)             --           --
                                                                                  --------        --------      -------
     Total Distributions .................................................           (0.23)          (0.46)       (0.10)
                                                                                  --------        --------      -------
NET ASSET VALUE, END OF PERIOD ...........................................        $  10.45        $  10.60      $ 10.04
                                                                                   =======        ========      =======

TOTAL RETURN .............................................................            0.74%+         10.30%        1.43%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ..................................        $108,171        $113,071      $99,187
   Ratio of Expenses to Average Net Assets ...............................            0.60%*          0.60%        0.60%*
   Ratio of Net Investment Income (Loss) to Average Net Assets ...........            4.26%*          4.35%        4.88%*
   Ratio of Expenses Before Fee Waivers to Average Net Assets ............            0.74%*          0.77%        0.86%*
   Ratio of Net Investment Income (Loss) Before Fee Waivers to
       Average Net Assets ................................................            4.12%*          4.18%        4.62%*
   Portfolio Turnover Rate ...............................................               8%             23%          10%


  +  Returns are for the period indicated and have not been annualized.
  *  Annualized
(1)  Commenced operations on August 11, 2000.
(2) See Note 2 in Notes to Financial Statements "Adoption of New Accounting Standards".
Amounts designated as "--" round to $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2002                                       (UNAUDITED)



1. Organization

Pitcairn Funds (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust was established as a Delaware business trust on March 24, 2000. Ten series of shares (the "Funds") have been established under the Trust's Declaration of Trust. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of each Fund. Pitcairn Funds include Diversified Value Fund, Select Value Fund, Small Cap Value Fund, Diversified Growth Fund, Select Growth Fund, Small Cap Fund (formerly the Small Cap Growth Fund), Family Heritage[REGISTERED MARK] Fund, International Equity Fund, (the "Equity Funds"), Taxable Bond Fund (formerly the Government/ Corporate Bond Fund) and Tax-Exempt Bond Fund (the "Bond Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system), including foreign securities, are stated at the last quoted sales price at the end of regular trading, if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent bid price determined by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other electronic data processing techniques. Debt obligations with sixty days or less until maturity may be valued at their amortized cost. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued when earned. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with a master repurchase agreement facility, Pitcairn Funds invest in repurchase agreements secured by government securities. Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral be sufficient to cover principal and interest in the event of default by the counterparty.

     If the counterparty defaults and the value of the collateral declines or if the counterparty enters and insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     SECURITIES SOLD SHORT -- A Fund may sell a security short that is identical to a security held in the respective Fund's investment portfolio by borrowing and selling the identical security in the secondary market. The Fund records the borrowed securities sold short at market value in its investment portfolio. Where a Fund sells short in this manner, the cash proceeds from the short sale are held on deposit as collateral for the borrowed securities. Until a short position is closed, changes in the value of the securities sold short are reflected as unrealized gains or losses in the Statement of Operations of the Fund.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are translated into U.S. dollars on the following basis:

        (1) market value of investment securities, assets and liabilities at the current rate of exchange; and

        (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Fund may enter into forward foreign currency contracts as hedges against specific transactions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Equity Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal tax purposes. As of April 30,

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2002



     2002, the following forward foreign currency contracts were outstanding:

                                                IN       UNREALIZED
         MATURITY              CONTRACTS TO   EXCHANGE  APPRECIATION
           DATE              DELIVER/RECEIVE    FOR    (DEPRECIATION)
         --------            ---------------  -------- --------------
         FOREIGN CURRENCY PURCHASES:
         05/01/02-05/07/02     JP 33,613,619  $262,123     $(299)
         05/02/02-05/06/02     SD    159,553    88,079      (252)
                                              --------     -----
                                                            (551)
                                                           -----
         FOREIGN CURRENCY SALES:
         05/01/02-05/02/02     JP 39,808,854   310,135        97
                                              --------     -----
                                                              97
                                                           -----
                                                           $(454)
                                                           =====
         CURRENCY LEGEND
         JP            Japanese Yen
         SD            Singapore Dollars

     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

     OFFERING COSTS -- Offering costs, including initial registration costs, have been deferred and were charged to expense during the Funds' first year of operations.

     TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The International Equity Fund may be subject to taxes imposed by countries in which it invests with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned. The International Equity Fund accrues such taxes when the related income is earned.

     DISTRIBUTIONS -- Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America.

     As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     ADOPTION OF NEW ACCOUNTING STANDARDS -- The Funds adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on November 1, 2001. The revised Guide requires that the Tax-Exempt Bond Fund (the "Fund") accrete market discount on all applicable fixed income securities. Upon adoption of this principle on November 1, 2001, the Fund was required to adjust the cost of its fixed income securities by $72,990, which represents the cumulative amount of accretion that would have been recognized had accretion been in effect from the purchase date of each holding through October 31, 2001. Additionally, the effect of this change for the six month period ended April 30, 2002 was $19,356, which resulted in an increase in the cost of securities as of April 30, 2002, and an increase in interest income and a decrease in unrealized gain/loss on the Statement of Operations. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change. The effect of this change on the financial highlights for the six month period ended April 30, 2002, was as follows: an increase in net investment income to average net assets from 4.23% to 4.26% and an increase in net investment income before waivers to average net assets from 4.09% to 4.12%. Because the fund determines its required distributions under Federal income tax laws, the adoptions of this principle has not affected the amount of distributions paid to shareholders.

3. Investment Advisory, Administration, Shareholder Services and Distribution Agreements

Pitcairn Investment Management (the "Adviser"), a division of Pitcairn Trust Company ("PTC"), serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated August 4, 2000 (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. In the interest of limiting expenses of the Funds, PTC has entered into an expense limitation agreement with the Trust (the "Expense Limitation Agreement"), pursuant to which it has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds are limited to a specified percentage of the average daily net assets of each Fund, through the fiscal year ending October 31, 2003. This limitation is net of securities lending revenue, if any, and exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses.

The Fund may at a later date reimburse PTC for the fees waived or limited and other expenses assumed and paid by PTC pursuant to the Expense Limitation Agreement during any of the previous two fiscal years, provided that the Fund

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


has reached sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated in the following table, and Pitcairn remains the investment adviser to the Fund. Consequently, no reimbursement by the Fund will be made unless the Fund's assets exceed $10 million; the Fund's total annual Fund operating expense ratio is less than the percentage stated in the following chart; and the payment of such reimbursement has been approved by the Trust's Board of Trustees. The advisory fee, expense limitations, and amounts which are subject to recapture through October 31, 2004, were as follows:

                                          FEES SUBJECT TO RECAPTURE
                        ADVISORY EXPENSE  THROUGH  THROUGH  THROUGH
FUND                      FEE      CAP    10/31/02 10/31/03 10/31/04
-----                   -------- ------- --------- -------- --------
Diversified Value Fund .. 0.70%   1.00%   $76,516  $249,076 $83,589
Select Value Fund ....... 0.70    1.00     37,268   129,289  52,312
Small Cap Value Fund .... 0.70    1.00     39,190   126,349  32,385
Diversified Growth Fund . 0.70    1.00     88,091   226,448  69,478
Select Growth Fund ...... 0.85    1.15     36,939   126,584  55,414
Small Cap Fund .......... 0.95    1.25     41,201   124,059  40,281
Family Heritage
[REGISTERED MARK]Fund ... 0.90    1.20     50,559   147,620  28,336
International Equity Fund 0.95    1.25    110,689   281,204  90,300
Taxable Bond Fund ....... 0.40    0.70     34,406   107,215  32,797
Tax-Exempt Bond Fund .... 0.30    0.60     55,201   180,771  77,715

While Pitcairn Investment Management serves as the overall investment adviser to the Funds, it has engaged specialty portfolio managers to make investment decisions for all or a portion of certain Funds. The Adviser has engaged Oechsle International Advisors, LLC to serve as the portfolio manager to the International Equity Fund and Sands Capital Management, Inc. to serve as the portfolio manager for the Select Growth Fund. Prior to April 25, 2002 Standish Mellon Asset Management Company LLC (formerly Standish, Ayer & Wood, Inc.) served as the portfolio manager to the Small Cap Growth Fund. Effective April 25, 2002 Pitcairn Investment Management assumed investment management responsibilities for the Small Cap Growth Fund, its name was changed to Small Cap Fund and its principal investment strategy was changed from Small Cap Growth to Small Cap Core. Pitcairn Investment Management is responsible for payment of sub-advisory fees to each of the portfolio managers.

The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an Administration Agreement dated August 1, 2000. Under the terms of the Administration Agreement, the Administrator receives a fee calculated daily and paid monthly at an annual rate of 0.08% of the average daily net assets of each Fund, subject to certain minimum annual fees.

The Board of Trustees of the Trust has adopted a Shareholder Services Plan (the "Plan") for the purpose of paying for shareholder servicing activities. Pursuant to the Plan, each Fund is authorized to pay to any Authorized Service Provider, which may include PTC or its affiliates, as compensation for service activities rendered by the Authorized Service Provider to shareholders of a Fund, a shareholder service fee at the rate of 0.25% on an annual basis of the average daily net assets serviced by the Authorized Service Provider. Such fee is calculated daily and paid monthly or at such other intervals as the Board shall determine. Pursuant to the Shareholder Services Plan, the Board of Trustees of the Trust has adopted a Shareholder Services Agreement whereby PTC provides shareholder services. Pursuant to this agreement, PTC receives the aforementioned fee.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. The Distributor receives no fees for its distribution services under this agreement.

4. Transactions with affiliates

Certain Trustees and officers of the Funds are also Directors and officers of the Adviser, Administrator and/or Distributor. These Trustees and officers of the Funds are paid no fees by the Funds for serving as either a Trustee or an officer of the Funds.

The Funds have entered into agreements with SEI Investments to act as an agent in placing repurchase agreements for the Funds. For its services, SEI Investments received the following amounts for the six month period ended April 30, 2002:

Diversified Value Fund ............................   $ 53
Select Value Fund .................................     47
Small Cap Value Fund ..............................    292
Diversified Growth Fund ...........................     52
Select Growth Fund ................................     85
Small Cap Fund ....................................    301
Family Heritage[REGISTERED MARK]Fund ..............     35
International Equity Fund .........................    467
Taxable Bond Fund .................................    242

5. Investment Transactions

The cost of securities purchased and the proceeds from securities sold, other than temporary cash investments, during the six month period ended April 30, 2002 were as follows:

                                        U.S. GOVERNMENT   OTHER INVESTMENT
                                          SECURITIES        SECURITIES
                                      -----------------   ----------------
                                       PURCHASES SALES    PURCHASES SALES
                                        (000)    (000)     (000)    (000)
                                       --------- ------   --------- -----
Diversified Value Fund ................ $   --  $    --    $ 5,715 $11,141
Select Value Fund .....................     --       --     38,881  39,750
Small Cap Value Fund ..................     --       --     10,148  17,968
Diversified Growth Fund ...............     --       --     10,265  10,722
Select Growth Fund ....................     --       --      4,206  42,551
Small Cap Fund ........................     --       --     52,368  58,150
Family Heritage[REGISTERED MARK]Fund ..     --       --      2,337   4,754
International Equity Fund .............     --       --     43,930  50,471
Taxable Bond Fund .....................  6,748    5,063      9,547   8,675
Tax-Exempt Bond Fund ..................     --       --      8,695   8,932

NOTES TO FINANCIAL STATEMENTS   (concluded)
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2002



At April 30, 2002, the total cost of securities for Federal income tax purposes and the related aggregate gross unrealized appreciation and depreciation on investment securities were as follows:

                                                                 NET
                                                             UNREALIZED
                           FEDERAL  APPRECIATED DEPRECIATED APPRECIATION
                          TAX COST  SECURITIES   SECURITIES (DEPRECIATION)
                            (000)      (000)        (000)       (000)
                          --------  ----------- ----------- --------------
Diversified Value Fund .. $150,759     $19,870   $(16,805)     $  3,065
Select Value Fund........   63,290       6,960     (1,814)        5,146
Small Cap Value Fund.....   54,544      23,478       (742)       22,736
Diversified Growth Fund .  152,529       7,128    (50,548)      (43,420)
Select Growth Fund.......   51,682       3,155    (14,196)      (11,041)
Small Cap Fund...........   32,394       2,691     (1,444)        1,247
Family Heritage
[REGISTERED MARK]Fund ..   100,053      16,634    (21,559)       (4,925)
International Equity Fund  112,870      10,084     (7,612)        2,472
Taxable Bond Fund........   41,233         798       (155)          643
Tax-Exempt Bond Fund.....  101,178       5,694        (16)        5,678

At October 31, 2001, the following Funds had capital loss carryforwards that can be used to offset future capital gains:

                                           AMOUNT       EXPIRATION
                                        ------------   ------------
Diversified Value Fund .............. $   171,211          2008
Select Value Fund ...................      57,157          2008
Small Cap Value Fund ................     146,582          2008
Diversified Growth Fund .............  26,089,069        2008-2009
Select Growth Fund ..................   9,203,735          2009
Small Cap Fund ......................  19,699,379        2008-2009
Family Heritage[REGISTERED MARK]
 Fund ...............................   5,292,569        2008-2009
International Equity Fund ...........  16,391,014          2009

6. Risks of International Investing

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States of America, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

7. Margin Loans with Brokers

During the six-month period ended April 30, 2002, the Small Cap Value Fund had outstanding borrowings under margin loans with brokers. The interest expense incurred, outstanding borrowings and interest rate were as follows:

                                              MAXIMUM
                                  AVERAGE   OUTSTANDING AVERAGE
                      INTEREST  OUTSTANDING    AT ANY   INTEREST
                       EXPENSE  BORROWINGS   MONTH END   RATE
                      -------- ------------ ----------- -------
Small Cap Value Fund. $28,499  $2,781,194    $3,409,381   2.07%




8. Securities Lending

Each of the Funds may lend its portfolio securities to brokers, dealers, and financial institutions, provided that the collateral equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund's custodian and is maintained each business day in a segregated account pursuant to applicable regulations. However, due to market fluctuations, the collateral may fall under 100% of the market value of the securities on loan. On the next business day, the collateral is adjusted to meet the 100% requirement based on the prior days market fluctuations and the current day's security lending activity. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. While such securities are on loan, the borrower pays the lending Fund income accruing thereon, and the Fund invests cash collateral in permissible securities, thereby earning additional income. The loan is terminated when the borrowed securities are returned. Any gain or loss in the market price of the borrowed securities, which occurs during the term of the loan, inures to the lending Fund. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities loaned should the borrower of the securities fail financially. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with the loan. The market value of the securities on loan, which may include pending transactions, and the market value of the collateral as of April 30, 2002, were as follows:

                                        MARKET VALUE      MARKET
                                        OF SECURITIES  VALUE OF CASH
                                           ON LOAN      COLLATERAL
                                            (000)          (000)
                                         -----------    -----------
Diversified Value Fund. .................  $6,986          $7,167
Select Value Fund .......................   4,381           4,460
Small Cap Value Fund ....................   9,054           9,149
Diversified Growth Fund .................   5,831           5,991
Small Cap Fund ..........................     533             514
Family Heritage[REGISTERED MARK]Fund ....  13,651          13,989
International Equity Fund ...............   7,804           8,143
Taxable Bond Fund .......................   6,213           6,260

9. Tax-Exempt Bond Fund Acquisition of the Net Assets of Kala Investment Corporation

On October 29, 2001, substantially all of the net assets of Kala Investment Corporation ("Kala"), a diversified closed-end investment company, were contributed in exchange for shares of the Tax-Exempt Bond Fund. Under the Plan of Reorganization, 724,834 shares of the Tax-Exempt Bond Fund were issued to the shareholders of Kala in the tax-free reorganization. The value of the Kala net assets contributed as of the merger date were $7,654,244, which included unrealized appreciation of $116,895. Subsequent to the receipt on October 29, 2001 of Kala's contributed assets, the value of the net assets of the Tax-Exempt Bond Fund was $112,672,777.

INVESTMENT ADVISER
Pitcairn Investment Management
One Pitcairn Place, Suite 3000
165 Township Line Road
Jenkintown, PA 19046

SUB-ADVISER (INTERNATIONAL EQUITY FUND)
Oechsle International Advisors, LLC
One International Place, 23rd Floor
Boston, MA 02110

SUB-ADVISER (SMALL CAP GROWTH FUND
PRIOR TO APRIL 25, 2002)
Standish Mellon Asset Management Company LLC
One Financial Center
Boston, MA 02111

SUB-ADVISER (SELECT GROWTH FUND)
Sands Capital Management, Inc.
1001 19th Street North, Suite 1450
Arlington, VA 22209

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Mutual Funds Services
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Dechert
1775 Eye Street, NW
Washington, DC 20006

LEGAL COUNSEL TO INDEPENDENT TRUSTEES
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103

BOARD OF TRUSTEES
Alvin A. Clay III, President and Chief Executive Officer
Dirk Junge, Chairman and Vice President
Carleton A. Holstrom
George M. Chamberlain, Jr., Esq.
James R. Wood

                                                      [LOGO OMITTED]
                                                      PITCAIRN FUNDS

                                              One Pitcairn Place, Suite 3000
                                                  165 Township Line Road
                                                 Jenkintown, PA 19046-3531